UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22761

Investment Company Act file number

Stone Ridge Trust

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, New York 10022

(Name and address of agent for service)

(855) 609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1. Reports to Stockholders.

Semi-Annual Report

April 30, 2021

Unaudited

Stone Ridge High Yield Reinsurance Risk Premium Fund

Stone Ridge U.S. Hedged Equity Fund

Stone Ridge Diversified Alternatives Fund

Effective January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports are no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary or, if you invest directly through the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), from the Transfer Agent. Instead, the reports are be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary or, if you invest directly through the Transfer Agent, by contacting the Transfer Agent at (855) 609-3680. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds within the fund complex if you invest directly through the Transfer Agent.

ALLOCATION OF PORTFOLIO HOLDINGS AT APRIL 30, 2021 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2021	$212,022,420	16.5%

2022	299,028,406	23.3%

2023	246,499,667	19.2%

2024	254,338,211	19.8%

2025	115,228,819	9.0%

2026	30,654,288	2.4%

2034	2,471,411	0.2%

Not Applicable(1)	99,004,786	7.7%

Other(2)	25,291,179	1.9%
	$1,284,539,187

STONE RIDGE U.S. HEDGED EQUITY FUND PORTFOLIO ALLOCATION BY ASSET TYPE

Purchased Options	$ 1,050	0.0%

Short-Term Investments	44,479,812	100.4%

Liabilities in Excess of Other Assets(3)	(180,456)	(0.4%	)
	$44,300,406

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND PORTFOLIO ALLOCATION BY ASSET TYPE

Asset-Backed Securities	$ 7,701,238	4.7%

Investment Companies	90,138,959	55.5%

Purchased Options	35,760	0.0%

Short-Term Investments	69,661,081	42.9%

Liabilities in Excess of Other Assets(3)	(5,078,145)	(3.1%	)
	$162,458,893

(1)	Preference shares do not have maturity dates.
(2)	Cash, cash equivalents, short-term investments and liabilities in excess of other assets.
(3)	Cash, cash equivalents and liabilities in excess of other assets.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
EVENT LINKED BONDS - 82.6%
Europe - 0.0% (a)
Earthquake - 0.0% (a)
Azzurro Re II Class A (3 Month Euribor + 4.500%), 01/17/2024 (b)(c)(d)(e) (Cost: $487,485; Original Acquisition Date: 07/06/2020)	EUR 431,000	$519,778

Global - 15.2%
Earthquake - 1.0%
Acorn Re 2018-1 Class A (3 Month Libor USD + 2.750%), 11/10/2021 (b)(c)(d)(e)(f)(g) (Cost: $10,824,932; Original Acquisition Date: 07/03/2018)	$10,837,000	10,889,560
IBRD CAR 123 Class A (3 Month Libor USD + 5.500%), 12/02/2022 (b)(c)(d)(e) (Cost: $1,816,463; Original Acquisition Date: 11/15/2019)	1,812,000	1,806,745

		12,696,305

Mortality/Longevity/Disease - 0.2%
Chesterfield 2014-1 4.500%, 12/15/2034 (d)(e)(h) (Cost: $2,475,000; Original Acquisition Date: 12/11/2014)	2,475,000	2,471,411

Multiperil - 14.0%
2001 Cat Re 2020-1 Class A (T-Bill 3 Month + 12.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $5,750,000; Original Acquisition Date: 11/13/2020)	5,750,000	5,940,613
3264 Re 2020-1 Class A (T-Bill 3 Month + 9.750%), 02/07/2023 (b)(c)(d)(e) (Cost: $1,500,000; Original Acquisition Date: 01/17/2020)	1,500,000	1,517,475
Atlas Capital 2020 DAC 2020-1 (T-Bill 3 Month + 8.250%), 06/10/2024 (b)(c)(d)(e) (Cost: $7,865,000; Original Acquisition Date: 04/23/2020)	7,865,000	8,231,509
Atlas Capital UK 2018 PLC (3 Month Libor USD + 6.140%), 06/07/2022 (b)(c)(d)(e) (Cost: $8,750,000; Original Acquisition Date: 05/25/2018)	8,750,000	8,811,250
Atlas Capital UK 2019 PLC 2019-1 (3 Month Libor USD + 12.180%), 06/07/2023 (b)(c)(d)(e)(f) (Cost: $4,436,000; Original Acquisition Date: 05/24/2019)	4,436,000	4,499,657
Hypatia Ltd. 2020-1 Class A (T-Bill 3 Month + 6.750%), 06/07/2023 (b)(c)(d)(e) (Cost: $3,763,000; Original Acquisition Date: 07/10/2020)	3,763,000	3,947,387

	PRINCIPAL AMOUNT	VALUE
Multiperil - 14.0% (continued)
Hypatia Ltd. 2020-1 Class B (T-Bill 3 Month + 9.750%), 06/07/2023 (b)(c)(d)(e) (Cost: $5,789,000; Original Acquisition Date: 07/10/2020)	$5,789,000	$6,102,474
Kendall Re 2018-1 Class A (3 Month Libor USD + 5.250%), 05/06/2021 (b)(c)(d)(e) (Cost: $15,028,759; Original Acquisition Date: 04/19/2018)	15,029,000	15,028,249
Kendall Re 2021-1 Class A (T-Bill 3 Month + 4.000%), 05/02/2024 (b)(c)(d)(e) (Cost: $11,250,000; Original Acquisition Date: 04/19/2021)	11,250,000	11,245,500
Kendall Re 2021-1 Class B (T-Bill 3 Month + 6.250%), 05/02/2024 (b)(c)(d)(e) (Cost: $8,500,000; Original Acquisition Date: 04/19/2021)	8,500,000	8,495,750
Kilimanjaro III Re 2021-1 Class A-1 (T-Bill 3 Month + 11.250%), 04/21/2025 (b)(c)(d)(e) (Cost: $6,250,000; Original Acquisition Date: 04/08/2021)	6,250,000	6,244,062
Kilimanjaro III Re 2021-1 Class B-1 (T-Bill 3 Month + 4.500%), 04/21/2025 (b)(c)(d)(e) (Cost: $2,500,000; Original Acquisition Date: 04/08/2021)	2,500,000	2,498,625
Kilimanjaro III Re 2021-1 Class C-1 (T-Bill 3 Month + 4.250%), 04/21/2025 (b)(c)(d)(e) (Cost: $2,250,000; Original Acquisition Date: 04/08/2021)	2,250,000	2,248,762
Kilimanjaro III Re 2021-2 Class A-2 (T-Bill 3 Month + 11.250%), 04/20/2026 (b)(c)(d)(e) (Cost: $6,750,000; Original Acquisition Date: 04/08/2021)	6,750,000	6,743,587
Kilimanjaro III Re 2021-2 Class B-2 (T-Bill 3 Month + 4.500%), 04/20/2026 (b)(c)(d)(e) (Cost: $3,000,000; Original Acquisition Date: 04/08/2021)	3,000,000	2,998,350
Kilimanjaro III Re 2021-2 Class C-2 (T-Bill 3 Month + 4.250%), 04/20/2026 (b)(c)(d)(e) (Cost: $2,750,000; Original Acquisition Date: 04/08/2021)	2,750,000	2,748,487
Kilimanjaro Re II 2017-2 Class A-2 (6 Month Libor USD + 10.610%), 04/20/2022 (b)(c)(d)(e) (Cost: $1,571,000; Original Acquisition Date: 04/06/2017)	1,571,000	1,576,499

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT		VALUE
Multiperil - 14.0% (continued)
Kilimanjaro Re II 2017-2 Class B-2 (6 Month Libor USD + 7.910%), 04/20/2022 (b)(c)(d)(e) (Cost: $2,357,000; Original Acquisition Date: 04/06/2017)		$2,357,000	$2,355,114
Kilimanjaro Re II 2017-2 Class C-2 (6 Month Libor USD + 6.300%), 04/20/2022 (b)(c)(d)(e)(f) (Cost: $6,251,000; Original Acquisition Date: 04/06/2017)		6,260,000	6,290,987
Matterhorn Re Ltd 2020-2 Class A (T-Bill 3 Month + 5.000%), 01/08/2024 (b)(c)(d)(e)(g) (Cost: $7,396,240; Original Acquisition Date: 01/29/2020)		7,451,000	7,239,392
Northshore Re 2018-1 Class A (3 Month Libor USD + 8.000%), 07/08/2022 (b)(c)(d)(e)(f) (Cost: $19,016,936; Original Acquisition Date: 07/02/2018)		19,010,000	19,371,190
Northshore Re II 2019-1 Class A (T-Bill 3 Month + 7.660%), 07/07/2023 (b)(c)(d)(e)(f) (Cost: $14,584,228; Original Acquisition Date: 06/21/2019)		14,095,000	14,719,409
Sakura Re 2021-1 Class A (T-Bill 3 Month + 2.250%), 04/07/2025 (b)(c)(d)(e) (Cost: $6,250,000; Original Acquisition Date: 03/24/2021)		6,250,000	6,270,625
Sakura Re 2021-1 Class B (T-Bill 3 Month + 4.000%), 04/07/2025 (b)(c)(d)(e) (Cost: $10,250,000; Original Acquisition Date: 03/24/2021)		10,250,000	10,356,600
Vista Re 2021-1 Class A (T-Bill 3 Month + 0.500%), 05/21/2024 (b)(c)(d)(e)(h)(i) (Cost: $15,000,000; Original Acquisition Date: 04/26/2021)		15,000,000	15,000,000

			180,481,553

			195,649,269

Great Britain - 0.3%
Terrorism - 0.3%
Baltic PCC 2019-1 Class A (T-Bill 3 Month + 6.090%), 03/07/2022 (b)(c)(d)(e)(h) (Cost: $2,906,566; Original Acquisition Date: 02/15/2019)	GBP	2,300,000	3,189,901

	PRINCIPAL AMOUNT	VALUE
Japan - 4.2%
Earthquake - 2.9%
Kizuna Re III 2021-1 Class A (T-Bill 3 Month + 2.000%), 04/07/2026 (b)(c)(d)(e) (Cost: $2,000,000; Original Acquisition Date: 03/22/2021)	$2,000,000	$2,000,000
Nakama Re 2016-1 Class 1 (6 Month Libor USD + 2.200%), 10/13/2021 (b)(c)(d)(e)(f) (Cost: $7,500,000; Original Acquisition Date: 09/21/2016)	7,500,000	7,500,375
Nakama Re 2016-1 Class 2 (6 Month Libor USD + 3.250%), 10/13/2021 (b)(c)(d)(e)(f) (Cost: $4,830,000; Original Acquisition Date: 09/21/2016)	4,830,000	4,831,690
Nakama Re 2018-1 Class 1 (3 Month Libor USD + 2.000%), 04/13/2023 (b)(c)(d)(e)(f) (Cost: $15,240,196; Original Acquisition Date: 02/22/2018)	15,256,000	15,243,795
Nakama Re 2018-1 Class 2 (3 Month Libor USD + 3.000%), 04/13/2023 (b)(c)(d)(e)(f)(g) (Cost: $6,611,267; Original Acquisition Date: 11/05/2019)	6,638,000	6,632,358
Nakama Re 2020-1 Class 1 (T-Bill 3 Month + 2.200%), 01/07/2025 (b)(c)(d)(e) (Cost: $1,129,000; Original Acquisition Date: 02/04/2020)	1,129,000	1,133,121

		37,341,339

Multiperil - 1.3%
Akibare Re 2018-1 Class A (3 Month Libor USD + 1.900%), 04/07/2022 (b)(c)(d)(e)(f)(g) (Cost: $9,002,529; Original Acquisition Date: 03/22/2018)	9,195,000	9,204,195
Akibare Re 2018-1 Class B (3 Month Libor USD + 1.900%), 04/07/2022 (b)(c)(d)(e)(f)(g) (Cost: $7,429,004; Original Acquisition Date: 03/22/2018)	7,513,000	7,519,762

		16,723,957

		54,065,296

Mexico - 1.1%
Earthquake - 0.5%
IBRD CAR 125 Class A (3 Month Libor USD + 3.500%), 03/13/2024 (b)(c)(d)(e)(g) (Cost: $5,631,000; Original Acquisition Date: 02/28/2020)	5,631,000	5,570,748

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Earthquake - 0.5% (continued)
IBRD CAR 126 Class B (3 Month Libor USD + 9.000%), 03/13/2024 (b)(c)(d)(e) (Cost: $1,111,000; Original Acquisition Date: 02/28/2020)	$1,111,000	$1,100,057

		6,670,805

Windstorm - 0.6%
IBRD CAR 127 Class C (3 Month Libor USD + 10.000%), 03/13/2024 (b)(c)(d)(e)(g) (Cost: $7,556,565; Original Acquisition Date: 02/28/2020)	7,521,000	7,493,924

		14,164,729

United States - 61.8%
Earthquake - 12.3%
Golden State Re II 2018-1 Class A (3 Month Libor USD + 2.200%), 01/08/2023 (b)(c)(d)(e)(f) (Cost: $7,250,000; Original Acquisition Date: 11/29/2018)	7,250,000	7,254,350
Merna Re II 2019-1 Class A (T-Bill 3 Month + 2.000%), 04/07/2022 (b)(c)(d)(e) (Cost: $1,981,481; Original Acquisition Date: 03/24/2020)	2,000,000	2,002,800
Merna Re II 2021-1 Class A (T-Bill 3 Month + 3.750%), 04/05/2024 (b)(c)(d)(e) (Cost: $3,500,000; Original Acquisition Date: 03/26/2021)	3,500,000	3,526,950
Phoenician Re Ltd. 2020-1 Class A (T-Bill 3 Month + 3.000%), 12/14/2023 (b)(c)(d)(e) (Cost: $5,000,000; Original Acquisition Date: 11/24/2020)	5,000,000	5,081,750
Phoenician Re Ltd. 2020-2 Class A (T-Bill 3 Month + 2.900%), 12/14/2023 (b)(c)(d)(e) (Cost: $3,000,000; Original Acquisition Date: 12/08/2020)	3,000,000	3,045,900
Sierra 2020-1 Class A (T-Bill 3 Month + 3.250%), 12/28/2022 (b)(c)(d)(e)(g) (Cost: $2,000,000; Original Acquisition Date: 12/20/2019)	2,000,000	2,032,200
Sierra 2020-1 Class B (T-Bill 3 Month + 5.750%), 12/28/2022 (b)(c)(d)(e)(g) (Cost: $3,750,000; Original Acquisition Date: 12/20/2019)	3,750,000	3,810,562
Sierra 2021-1 Class A (T-Bill 3 Month + 2.700%), 01/31/2024 (b)(c)(d)(e) (Cost: $2,250,000; Original Acquisition Date: 01/25/2021)	2,250,000	2,255,400

	PRINCIPAL AMOUNT	VALUE
United States - 61.8% (continued)
Earthquake - 12.3% (continued)
Sierra 2021-1 Class B (T-Bill 3 Month + 4.750%), 01/31/2024 (b)(c)(d)(e) (Cost: $1,000,000; Original Acquisition Date: 01/25/2021)	$1,000,000	$1,000,750
Sutter Re 2020-2 Class A (T-Bill 3 Month + 5.000%), 06/06/2022 (b)(c)(d)(e) (Cost: $16,781,000; Original Acquisition Date: 05/13/2020)	16,781,000	17,119,976
Sutter Re 2020-2 Class F (T-Bill 3 Month + 8.500%), 06/06/2022 (b)(c)(d)(e) (Cost: $15,523,000; Original Acquisition Date: 05/13/2020)	15,523,000	15,906,418
Torrey Pines Re 2021-1 Class A (T-Bill 3 Month + 4.000%), 06/07/2024 (b)(c)(d)(e) (Cost: $7,000,000; Original Acquisition Date: 03/12/2021)	7,000,000	6,994,400
Torrey Pines Re 2021-1 Class B (T-Bill 3 Month + 5.250%), 06/07/2024 (b)(c)(d)(e) (Cost: $12,759,864; Original Acquisition Date: 03/12/2021)	12,750,000	12,740,437
Ursa Re 2018-1 Class D (T-Bill 3 Month + 5.230%), 09/24/2021 (b)(c)(d)(e)(f) (Cost: $15,451,635; Original Acquisition Date: 09/07/2018)	15,488,000	15,502,714
Ursa Re 2019-1 Class C (T-Bill 3 Month + 5.750%), 12/10/2022 (b)(c)(d)(e)(g) (Cost: $21,348,806; Original Acquisition Date: 11/23/2020)	21,348,000	21,801,645
Ursa Re II 2020-1 Class AA (T-Bill 3 Month + 3.750%), 12/07/2023 (b)(c)(d)(e) (Cost: $12,482,821; Original Acquisition Date: 10/08/2020)	12,317,000	12,617,535
Ursa Re II 2020-1 Class D (T-Bill 3 Month + 6.250%), 12/07/2023 (b)(c)(d)(e) (Cost: $14,697,000; Original Acquisition Date: 10/08/2020)	14,697,000	15,076,183
Ursa Re II 2021-1 Class F (T-Bill 3 Month + 6.250%), 12/06/2024 (b)(c)(d)(e) (Cost: $9,750,000; Original Acquisition Date: 02/25/2021)	9,750,000	9,765,113

		157,535,083

Fire - 0.9%
Power Protective Re 2020-1 Class A (T-Bill 3 Month + 10.750%), 12/15/2023 (b)(c)(d)(e) (Cost: $4,000,000; Original Acquisition Date: 12/03/2020)	4,000,000	3,999,200

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Fire - 0.9% (continued)
SD Re 2018-1 Class A (3 Month Libor USD + 4.000%), 10/19/2021 (b)(c)(d)(e)(g) (Cost: $5,701,794; Original Acquisition Date: 10/05/2018)	$5,750,000	$5,684,737
SD Re 2020-1 Class A (T-Bill 3 Month + 9.750%), 07/14/2023 (b)(c)(d)(e) (Cost: $1,438,000; Original Acquisition Date: 07/02/2020)	1,438,000	1,437,497

		11,121,434

Flood - 9.0%
FloodSmart Re 2018 Class A (T-Bill 3 Month + 11.830%), 08/06/2021 (b)(c)(d)(e)(f) (Cost: $23,876,189; Original Acquisition Date: 07/25/2018)	23,893,000	24,317,101
FloodSmart Re 2018 Class B (T-Bill 3 Month + 14.080%), 08/06/2021 (b)(c)(d)(e)(f) (Cost: $12,709,810; Original Acquisition Date: 07/25/2018)	12,727,000	12,943,359
FloodSmart Re 2019 Class A (T-Bill 3 Month + 11.830%), 03/07/2022 (b)(c)(d)(e) (Cost: $17,658,193; Original Acquisition Date: 04/10/2019)	17,797,000	17,593,224
FloodSmart Re 2019 Class B (T-Bill 3 Month + 15.080%), 03/07/2022 (b)(c)(d)(e) (Cost: $2,100,937; Original Acquisition Date: 04/10/2019)	2,118,000	2,081,358
FloodSmart Re 2020 Class A (T-Bill 3 Month + 11.580%), 02/27/2023 (b)(c)(d)(e)(g) (Cost: $24,992,668; Original Acquisition Date: 02/14/2020)	25,014,000	25,052,772
FloodSmart Re 2020 Class B (T-Bill 3 Month + 15.080%), 02/27/2023 (b)(c)(d)(e) (Cost: $9,000,000; Original Acquisition Date: 02/14/2020)	9,000,000	8,995,500
FloodSmart Re 2021-1 Class A (T-Bill 3 Month + 13.000%), 03/01/2024 (b)(c)(d)(e) (Cost: $21,500,000; Original Acquisition Date: 02/16/2021)	21,500,000	21,693,500
FloodSmart Re 2021-1 Class B (T-Bill 3 Month + 16.750%), 03/01/2024 (b)(c)(d)(e) (Cost: $3,000,000; Original Acquisition Date: 02/16/2021)	3,000,000	3,015,300

		115,692,114

	PRINCIPAL AMOUNT	VALUE
Mortality/Longevity/Disease - 1.8%
La Vie Re 2020-1 Class A (3 Month Libor USD + 2.850%), 10/06/2023 (b)(c)(d)(e)(f) (Cost: $2,250,000; Original Acquisition Date: 10/19/2020)	$2,250,000	$2,250,225
Vitality Re IX 2018 Class A (T-Bill 3 Month + 1.600%), 01/10/2022 (b)(c)(d)(e)(f) (Cost: $3,214,402; Original Acquisition Date: 09/24/2019)	3,250,000	3,176,550
Vitality Re IX 2018 Class B (T-Bill 3 Month + 1.750%), 01/10/2022 (b)(c)(d)(e)(f) (Cost: $1,250,442; Original Acquisition Date: 09/24/2019)	1,250,000	1,216,187
Vitality Re X 2019 Class B (T-Bill 3 Month + 2.000%), 01/10/2023 (b)(c)(d)(e)(f) (Cost: $3,699,396; Original Acquisition Date: 01/17/2019)	3,750,000	3,630,938
Vitality Re XI Limited 2020 Class A (T-Bill 3 Month + 1.500%), 01/09/2024 (b)(c)(d)(e) (Cost: $2,169,400; Original Acquisition Date: 01/23/2020)	2,200,000	2,140,600
Vitality Re XI Limited 2020 Class B (T-Bill 3 Month + 1.800%), 01/09/2024 (b)(c)(d)(e) (Cost: $3,622,345; Original Acquisition Date: 01/23/2020)	3,750,000	3,613,313
Vitality Re XII 2021 Class A (T-Bill 3 Month + 2.250%), 01/07/2025 (b)(c)(d)(e) (Cost: $4,500,000; Original Acquisition Date: 01/29/2021)	4,500,000	4,471,875
Vitality Re XII 2021 Class B (T-Bill 3 Month + 2.750%), 01/07/2025 (b)(c)(d)(e) (Cost: $3,000,000; Original Acquisition Date: 01/29/2021)	3,000,000	2,992,500

		23,492,188

Multiperil - 23.9%
Armor Re II 2019-1 Class A (T-Bill 3 Month + 6.330%), 06/08/2022 (b)(c)(d)(e) (Cost: $8,994,537; Original Acquisition Date: 05/09/2019)	9,031,000	9,036,419
Bonanza Re 2020-1 Class A (T-Bill 3 Month + 4.750%), 02/20/2024 (b)(c)(d)(e) (Cost: $11,364,148; Original Acquisition Date: 02/13/2020)	11,275,000	11,362,945
Bowline 2018-1 Class A (T-Bill 3 Month + 4.760%), 05/23/2022 (b)(c)(d)(e)(f) (Cost: $16,941,190; Original Acquisition Date: 08/21/2018)	16,938,000	17,069,269

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 23.9% (continued)
Bowline Re 2019-1 Class A (T-Bill 3 Month + 4.500%), 03/20/2023 (b)(c)(d)(e)(f) (Cost: $4,017,000; Original Acquisition Date: 03/08/2019)	$4,017,000	$4,063,798
Bowline Re 2019-1 Class B (T-Bill 3 Month + 8.850%), 03/20/2023 (b)(c)(d)(e)(g) (Cost: $5,429,917; Original Acquisition Date: 03/08/2019)	5,438,000	5,502,712
Caelus Re 2018-1 Class A (T-Bill 3 Month + 3.190%), 06/07/2021 (b)(c)(d)(e) (Cost: $2,319,000; Original Acquisition Date: 05/04/2018)	2,319,000	1,623,300
Caelus Re 2018-1 Class B (T-Bill 3 Month + 4.030%), 06/09/2025 (b)(c)(d)(e)(h) (Cost: $1,902,959; Original Acquisition Date: 05/04/2018)	1,905,000	247,650
Caelus Re 2018-1 Class C (T-Bill 3 Month + 7.240%), 06/09/2025 (b)(c)(d)(e)(h) (Cost: $2,782,000; Original Acquisition Date: 05/04/2018)	2,782,000	55,779
Caelus Re 2018-1 Class D (T-Bill 3 Month + 10.700%), 06/09/2025 (b)(c)(d)(e)(h) (Cost: $464,000; Original Acquisition Date: 05/04/2018)	464,000	2,343
Caelus Re 2020-1 Class A-1 (T-Bill 3 Month + 5.500%), 06/07/2023 (b)(c)(d)(e) (Cost: $6,806,886; Original Acquisition Date: 04/20/2020)	6,865,000	6,982,735
Caelus Re 2020-1 Class B-1 (T-Bill 3 Month + 5.500%), 06/07/2024 (b)(c)(d)(e) (Cost: $4,000,000; Original Acquisition Date: 02/20/2020)	4,000,000	4,082,400
Caelus Re V 2017-1 Class B (T-Bill 3 Month + 0.500%), 06/05/2024 (b)(c)(d)(e)(h) (Cost: $129,700; Original Acquisition Date: 04/27/2017)	129,700	48,637
Caelus Re V 2017-1 Class C (T-Bill 3 Month + 0.500%), 06/05/2023 (b)(c)(d)(e)(h) (Cost: $830,000; Original Acquisition Date: 04/27/2017)	830,000	20,791
Caelus Re V 2017-1 Class D (T-Bill 3 Month + 0.500%), 06/05/2023 (b)(c)(d)(e)(h) (Cost: $366,684; Original Acquisition Date: 04/27/2017)	366,684	37

	PRINCIPAL AMOUNT	VALUE
Multiperil - 23.9% (continued)
Easton Re 2020-1 Class A (T-Bill 3 Month + 4.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $2,353,000; Original Acquisition Date: 12/15/2020)	$2,353,000	$2,364,883
Espada Reinsurance 2016-1 Class 20 (T-Bill 3 Month + 0.500%), 06/06/2021 (b)(c)(d)(e)(h) (Cost: $356,343; Original Acquisition Date: 02/12/2016)	356,343	231,623
Fortius Re 2017-1 (6 Month Libor USD + 3.420%), 07/07/2021 (b)(c)(d)(e) (Cost: $2,510,000; Original Acquisition Date: 07/14/2017)	2,510,000	2,513,765
Four Lakes Re 2020-1 Class A (T-Bill 3 Month + 7.000%), 01/05/2024 (b)(c)(d)(e) (Cost: $750,000; Original Acquisition Date: 11/05/2020)	750,000	750,225
Four Lakes Re 2020-1 Class B (T-Bill 3 Month + 9.500%), 01/05/2024 (b)(c)(d)(e) (Cost: $1,750,000; Original Acquisition Date: 11/05/2020)	1,750,000	1,735,212
Galileo Re 2019-1 Class C (T-Bill 3 Month + 9.870%), 01/08/2024 (b)(c)(d)(e) (Cost: $3,000,000; Original Acquisition Date: 12/06/2019)	3,000,000	2,993,100
Galileo Re 2019-1 Class D (T-Bill 3 Month + 8.070%), 01/08/2024 (b)(c)(d)(e)(g) (Cost: $2,000,000; Original Acquisition Date: 12/06/2019)	2,000,000	2,002,800
Herbie Re 2020-1 Class A (T-Bill 3 Month + 9.000%), 07/08/2024 (b)(c)(d)(e) (Cost: $6,899,000; Original Acquisition Date: 06/09/2020)	6,899,000	7,046,639
Herbie Re 2020-2 Class A (T-Bill 3 Month + 6.250%), 01/08/2025 (b)(c)(d)(e) (Cost: $1,250,000; Original Acquisition Date: 10/19/2020)	1,250,000	1,284,187
Herbie Re 2020-2 Class B (T-Bill 3 Month + 9.000%), 01/08/2025 (b)(c)(d)(e) (Cost: $1,000,000; Original Acquisition Date: 10/19/2020)	1,000,000	1,028,300
Herbie Re 2020-2 Class C (T-Bill 3 Month + 16.000%), 01/06/2023 (b)(c)(d)(e) (Cost: $500,000; Original Acquisition Date: 10/19/2020)	500,000	521,575

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 23.9% (continued)
Kilimanjaro III Re 2019-1 Class A-1 (T-Bill 3 Month + 16.660%), 12/19/2023 (b)(c)(d)(e) (Cost: $6,750,000; Original Acquisition Date: 12/09/2019)	$6,750,000	$6,962,963
Kilimanjaro III Re 2019-1 Class A-2 (T-Bill 3 Month + 16.660%), 12/19/2024 (b)(c)(d)(e) (Cost: $10,850,526; Original Acquisition Date: 12/09/2019)	11,117,000	11,608,371
Kilimanjaro III Re 2019-1 Class B-1 (T-Bill 3 Month + 9.910%), 12/19/2023 (b)(c)(d)(e) (Cost: $12,500,000; Original Acquisition Date: 12/09/2019)	12,500,000	12,652,500
Kilimanjaro III Re 2019-1 Class B-2 (T-Bill 3 Month + 9.910%), 12/19/2024 (b)(c)(d)(e) (Cost: $9,250,000; Original Acquisition Date: 12/09/2019)	9,250,000	9,425,750
Kilimanjaro Re 2018-1 Class A-1 (3 Month Libor USD + 13.610%), 05/06/2022 (b)(c)(d)(e) (Cost: $12,753,349; Original Acquisition Date: 04/18/2018)	12,979,000	13,018,586
Kilimanjaro Re 2018-1 Class B-1 (3 Month Libor USD + 4.940%), 05/06/2022 (b)(c)(d)(e)(f) (Cost: $8,025,915; Original Acquisition Date: 04/18/2018)	8,036,000	8,060,108
Kilimanjaro Re 2018-2 Class A-2 (3 Month Libor USD + 13.610%), 05/05/2023 (b)(c)(d)(e) (Cost: $6,786,851; Original Acquisition Date: 04/18/2018)	6,840,000	6,888,564
Kilimanjaro Re 2018-2 Class B-2 (3 Month Libor USD + 4.940%), 05/05/2023 (b)(c)(d)(e)(f) (Cost: $4,305,000; Original Acquisition Date: 04/18/2018)	4,305,000	4,339,440
Long Point Re III 2018-1 Class A (T-Bill 3 Month + 2.750%), 06/01/2022 (b)(c)(d)(e)(f) (Cost: $16,202,017; Original Acquisition Date: 05/17/2018)	16,196,000	16,256,735
MetroCat Re 2020-1 Class A (T-Bill 3 Month + 5.500%), 05/08/2023 (b)(c)(d)(e) (Cost: $3,575,299; Original Acquisition Date: 05/06/2020)	3,533,000	3,582,992
Mona Lisa Re 2020-1 Class A (T-Bill 3 Month + 7.500%), 01/09/2023 (b)(c)(d)(e)(g) (Cost: $7,750,000; Original Acquisition Date: 12/30/2019)	7,750,000	7,840,675

	PRINCIPAL AMOUNT	VALUE
Multiperil - 23.9% (continued)
Mona Lisa Re 2020-1 Class B (T-Bill 3 Month + 8.000%), 01/09/2023 (b)(c)(d)(e)(g) (Cost: $6,500,000; Original Acquisition Date: 12/30/2019)	$6,500,000	$6,567,275
Mystic Re IV 2021-1 Class A (T-Bill 3 Month + 9.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $3,138,000; Original Acquisition Date: 12/15/2020)	3,138,000	3,205,467
Northshore Re II 2021-1 Class A (T-Bill 3 Month + 5.750%), 01/08/2024 (b)(c)(d)(e) (Cost: $7,500,000; Original Acquisition Date: 12/02/2020)	7,500,000	7,687,500
Residential Re 2015-I Class 10 (T-Bill 3 Month + 0.500%), 06/06/2021 (b)(c)(d)(e)(h) (Cost: $6,034,176; Original Acquisition Date: 05/21/2015)	6,034,176	2,564,525
Residential Re 2016-I Class 10 (T-Bill 3 Month + 0.500%), 06/06/2021 (b)(c)(d)(e)(h) (Cost: $701,983; Original Acquisition Date: 04/28/2016)	701,983	17,550
Residential Re 2017-I Class 11 (T-Bill 3 Month + 5.170%), 06/06/2021 (b)(c)(d)(e) (Cost: $1,769,000; Original Acquisition Date: 04/19/2017)	1,769,000	1,640,836
Residential Re 2017-II Class 2 (T-Bill 3 Month + 13.040%), 12/02/2021 (b)(c)(d)(e) (Cost: $1,232,696; Original Acquisition Date: 05/27/2020)	1,261,000	1,252,110
Residential Re 2018-I Class 13 (T-Bill 3 Month + 3.360%), 06/06/2022 (b)(c)(d)(e) (Cost: $6,388,629; Original Acquisition Date: 04/30/2018)	6,397,000	6,229,079
Residential Re 2018-II Class 2 (T-Bill 3 Month + 11.790%), 12/06/2022 (b)(c)(d)(e) (Cost: $5,193,758; Original Acquisition Date: 11/15/2018)	5,200,000	5,141,760
Residential Re 2019-I Class 12 (T-Bill 3 Month + 8.680%), 06/06/2023 (b)(c)(d)(e) (Cost: $495,000; Original Acquisition Date: 05/08/2019)	495,000	445,500
Residential Re 2019-I Class 13 (T-Bill 3 Month + 4.650%), 06/06/2023 (b)(c)(d)(e) (Cost: $1,155,235; Original Acquisition Date: 05/08/2019)	1,162,000	1,140,213

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 23.9% (continued)
Residential Re 2019-II Class 2 (T-Bill 3 Month + 12.370%), 12/06/2023 (b)(c)(d)(e) (Cost: $1,456,000; Original Acquisition Date: 11/05/2019)	$1,456,000	$1,428,918
Residential Re 2020-I Class 13 (T-Bill 3 Month + 5.500%), 06/06/2024 (b)(c)(d)(e) (Cost: $2,241,000; Original Acquisition Date: 05/27/2020)	2,241,000	2,230,579
Residential Re 2020-II Class 1 16.242%, 12/06/2021 (b)(d)(e)(j) (Cost: $774,387; Original Acquisition Date: 10/30/2020)	914,000	664,478
Residential Re 2020-II Class 3 (T-Bill 3 Month + 8.250%), 12/06/2024 (b)(c)(d)(e) (Cost: $914,000; Original Acquisition Date: 10/30/2020)	914,000	911,121
Residential Re 2020-II Class 4 (T-Bill 3 Month + 6.250%), 12/06/2024 (b)(c)(d)(e) (Cost: $5,019,852; Original Acquisition Date: 10/30/2020)	4,981,000	5,013,127
Sanders Re 2017-1 Class A (6 Month Libor USD + 2.930%), 12/06/2021 (b)(c)(d)(e) (Cost: $10,407,593; Original Acquisition Date: 10/17/2018)	10,427,000	10,364,959
Sanders Re 2018-1 Class A (T-Bill 3 Month + 5.500%), 04/07/2022 (b)(c)(d)(e) (Cost: $19,341,701; Original Acquisition Date: 03/23/2018)	19,421,000	16,551,547
Sanders Re II 2020-1 Class A (3 Month Libor USD + 4.360%), 04/07/2024 (b)(c)(d)(e) (Cost: $4,811,000; Original Acquisition Date: 03/18/2020)	4,811,000	4,831,447
Spectrum Capital Ltd. 2017-1 A (6 Month Libor USD + 5.750%), 06/08/2021 (b)(c)(d)(e) (Cost: $11,657,000; Original Acquisition Date: 06/13/2017)	11,657,000	11,674,486
Stratosphere Re 2020-1 Class A (T-Bill 3 Month + 2.750%), 02/07/2023 (b)(c)(d)(e)(g) (Cost: $1,925,343; Original Acquisition Date: 04/20/2020)	1,932,000	1,926,880
Sussex Capital UK PCC 2020-1 (T-Bill 3 Month + 7.750%), 01/08/2025 (b)(c)(d)(e) (Cost: $12,000,000; Original Acquisition Date: 12/07/2020)	12,000,000	12,249,000

	PRINCIPAL AMOUNT	VALUE
Multiperil - 23.9% (continued)
Tailwind Re 2017-1 Class A (T-Bill 3 Month + 7.650%), 01/08/2022 (b)(c)(d)(e) (Cost: $3,091,990; Original Acquisition Date: 10/14/2020)	$3,064,000	$3,097,398
Tailwind Re 2017-1 Class B (T-Bill 3 Month + 9.460%), 01/08/2022 (b)(c)(d)(e) (Cost: $9,111,185; Original Acquisition Date: 06/11/2019)	9,057,000	9,138,513
Tailwind Re 2017-1 Class C (T-Bill 3 Month + 11.550%), 01/08/2022 (b)(c)(d)(e) (Cost: $8,207,229; Original Acquisition Date: 08/02/2019)	8,173,000	8,282,927

		307,465,003

Windstorm - 13.9%
Alamo Re 2018-1 Class A (T-Bill 3 Month + 3.400%), 06/07/2021 (b)(c)(d)(e)(g) (Cost: $20,968,620; Original Acquisition Date: 05/23/2018)	20,994,000	21,010,795
Alamo Re 2019-1 Class A (T-Bill 3 Month + 4.450%), 06/08/2022 (b)(c)(d)(e)(g) (Cost: $2,708,000; Original Acquisition Date: 05/21/2019)	2,708,000	2,743,610
Alamo Re 2020-1 Class A (T-Bill 3 Month + 5.750%), 06/08/2023 (b)(c)(d)(e) (Cost: $15,680,000; Original Acquisition Date: 05/29/2020)	15,680,000	16,359,728
Blue Halo Re 2020-1 Class A (T-Bill 3 Month + 13.250%), 06/28/2023 (b)(c)(d)(e) (Cost: $4,884,000; Original Acquisition Date: 06/16/2020)	4,884,000	5,063,243
Bonanza Re 2020-2 Class A (T-Bill 3 Month + 4.750%), 12/23/2024 (b)(c)(d)(e) (Cost: $2,510,000; Original Acquisition Date: 12/15/2020)	2,510,000	2,534,598
Cape Lookout Re 2019-1 Class A (T-Bill 3 Month + 4.150%), 02/25/2022 (b)(c)(d)(e)(g) (Cost: $19,416,450; Original Acquisition Date: 02/11/2019)	19,391,000	19,420,086
Cape Lookout Re 2019-2 Class A (T-Bill 3 Month + 6.490%), 05/09/2022 (b)(c)(d)(e) (Cost: $2,690,000; Original Acquisition Date: 06/14/2019)	2,690,000	2,713,538
Cape Lookout Re 2021-1 Class A (T-Bill 3 Month + 3.250%), 03/22/2024 (b)(c)(d)(e) (Cost: $11,000,000; Original Acquisition Date: 03/09/2021)	11,000,000	10,965,350

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Windstorm - 13.9% (continued)
Cosaint Re 2021-1 Class A (T-Bill 3 Month + 9.250%), 04/03/2024 (b)(c)(d)(e) (Cost: $4,000,000; Original Acquisition Date: 03/19/2021)	$4,000,000	$4,033,000
Everglades II 2020-2 A (T-Bill 3 Month + 6.250%), 05/04/2023 (b)(c)(d)(e) (Cost: $2,101,000; Original Acquisition Date: 05/21/2020)	2,101,000	2,133,250
Everglades Re II 2018-1 A (T-Bill 3 Month + 4.730%), 05/04/2021 (b)(c)(d)(e) (Cost: $6,970,000; Original Acquisition Date: 05/09/2018)	6,970,000	6,969,652
First Coast Re 2019-1 Class A (T-Bill 3 Month + 5.660%), 06/07/2023 (b)(c)(d)(e) (Cost: $494,000; Original Acquisition Date: 05/16/2019)	494,000	497,977
First Coast Re III 2021-1 Class A (T-Bill 3 Month + 6.000%), 04/07/2025 (b)(c)(d)(e) (Cost: $3,500,000; Original Acquisition Date: 03/04/2021)	3,500,000	3,519,250
Frontline 2018-1 Class A (T-Bill 3 Month + 7.560%), 07/06/2022 (b)(c)(d)(e)(f)(h) (Cost: $4,000,000; Original Acquisition Date: 06/12/2018)	4,000,000	2,594,800
Integrity Re 2020-1 Class A (3 Month Libor USD + 7.250%), 04/12/2023 (b)(c)(d)(e)(g) (Cost: $3,689,000; Original Acquisition Date: 03/18/2020)	3,689,000	3,820,144
Manatee Re II 2018-1 Class A (T-Bill 3 Month + 4.530%), 06/07/2021 (b)(c)(d)(e) (Cost: $12,750,573; Original Acquisition Date: 03/11/2020)	12,740,000	12,745,096
Manatee Re II 2018-1 Class B (T-Bill 3 Month + 8.280%), 06/07/2021 (b)(c)(d)(e) (Cost: $2,448,041; Original Acquisition Date: 03/22/2018)	2,451,000	2,447,324
Manatee Re III 2019-1 Class B (T-Bill 3 Month + 9.620%), 06/07/2022 (b)(c)(d)(e) (Cost: $1,964,844; Original Acquisition Date: 05/23/2019)	1,993,000	1,951,147
Matterhorn Re Ltd 2020-1 Class A (T-Bill 3 Month + 5.250%), 12/07/2021 (b)(c)(d)(e) (Cost: $8,502,258; Original Acquisition Date: 12/20/2019)	8,500,000	8,475,350

	PRINCIPAL AMOUNT	VALUE
Windstorm - 13.9% (continued)
Matterhorn Re Ltd 2020-1 Class B (T-Bill 3 Month + 7.500%), 12/07/2021 (b)(c)(d)(e)(g) (Cost: $16,838,843; Original Acquisition Date: 12/20/2019)	$16,892,000	$16,876,797
Matterhorn Re Ltd 2020-2 Class B (T-Bill 3 Month + 6.250%), 12/07/2021 (b)(c)(d)(e) (Cost: $5,648,753; Original Acquisition Date: 07/07/2020)	5,653,000	5,649,608
Matterhorn Re Ltd 2020-4 Class A (T-Bill 3 Month + 10.000%), 12/07/2021 (b)(c)(d)(e) (Cost: $1,435,000; Original Acquisition Date: 06/25/2020)	1,435,000	1,462,265
Matterhorn Re Ltd 2020-4 Class B 4.205%, 12/07/2021 (b)(d)(e)(j) (Cost: $5,013,044; Original Acquisition Date: 06/25/2020)	5,322,000	5,094,218
Matterhorn Re Ltd SR2020-5 Class A (3 Month Libor USD + 4.250%), 12/07/2022 (b)(c)(d)(e) (Cost: $5,000,000; Original Acquisition Date: 11/24/2020)	5,000,000	5,005,000
Matterhorn Re Ltd SR2020-5 Class B (3 Month Libor USD + 5.500%), 12/07/2022 (b)(c)(d)(e) (Cost: $5,751,177; Original Acquisition Date: 11/24/2020)	5,750,000	5,768,400
Pelican IV Re 2021-1 Class A (T-Bill 3 Month + 2.250%), 05/07/2024 (b)(c)(d)(e)(h)(i) (Cost: $2,750,000; Original Acquisition Date: 04/29/2021)	2,750,000	2,750,000
Pelican IV Re 2021-1 Class B (T-Bill 3 Month + 5.250%), 05/07/2024 (b)(c)(d)(e)(h)(i) (Cost: $3,250,000; Original Acquisition Date: 04/29/2021)	3,250,000	3,250,000
Pelican Re 2018-1 Class A (3 Month Libor USD + 2.000%), 05/07/2021 (b)(c)(d)(e) (Cost: $2,045,856; Original Acquisition Date: 04/23/2018)	2,046,000	2,045,898

		177,900,124

		793,205,946

TOTAL EVENT LINKED BONDS (Cost $1,067,109,890)		1,060,794,919

PARTICIPATION NOTES - 7.7%
Global - 7.7%
Multiperil - 7.7%
Alturas Re 2020-1 Class A 03/10/2023 (b)(d)(e)(h)(i)(k) (Cost: $110,280; Original Acquisition Date: 02/19/2021)	1,518,585	437,960

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 7.7% (continued)
Eden Re II 2019-1 Class A 03/22/2023 (b)(d)(e)(h)(i) (Cost: $71,858; Original Acquisition Date: 12/14/2018)	$71,858	$1,306,909
Eden Re II 2020-1 Class A 03/22/2024 (b)(d)(e)(h)(i)(k) (Cost: $1,275,000; Original Acquisition Date: 12/16/2019)	1,275,000	1,380,018
Eden Re II 2020-1 Class B 03/22/2024 (b)(d)(e)(h)(i)(k) (Cost: $2,470,000; Original Acquisition Date: 12/26/2019)	2,470,000	2,733,450
Eden Re II 2021-1 Class A 03/21/2025 (b)(d)(e)(h)(i)(k) (Cost: $24,800,000; Original Acquisition Date: 12/14/2020)	24,800,000	23,998,706
Eden Re II 2021-1 Class B 03/21/2025 (b)(d)(e)(h)(i)(k) (Cost: $33,700,000; Original Acquisition Date: 12/21/2020)	33,700,000	32,661,847
Limestone Re 2018-1 A 03/01/2022 (b)(d)(e)(h) (Cost: $1,049; Original Acquisition Date: 06/20/2018)	1,049	895
Limestone Re 2019-1 A 09/09/2022 (b)(d)(e)(h)(i) (Cost: $23,349; Original Acquisition Date: 12/24/2018)	23,349	82,026
Limestone Re 2019-2 A 03/01/2023 (b)(d)(e)(h)(i)(k) (Cost: $302,978; Original Acquisition Date: 06/25/2019)	302,978	528,474
Limestone Re 2019-2 B 03/01/2023 (b)(d)(e)(h)(i)(k) (Cost: $752,152; Original Acquisition Date: 06/25/2019)	752,152	1,312,533
Limestone Re 2020-1 B 03/01/2024 (b)(d)(e)(h)(i)(k) (Cost: $742,397; Original Acquisition Date: 12/27/2019)	742,397	1,172,988
Limestone Re 2020-2 B 10/01/2024 (b)(d)(e)(h)(k) (Cost: $9,900,000; Original Acquisition Date: 06/26/2020)	9,900,000	10,635,570
Sector Re V Series 10 Class B 03/01/2025 (b)(e)(h)(i)(k) (Cost: $7,811; Original Acquisition Date: 04/24/2020)	7,811	9,365
Sector Re V Series 10 Class C 12/01/2025 (b)(e)(h)(k) (Cost: $4,000,000; Original Acquisition Date: 12/04/2020)	4,000,000	3,918,948
Sector Re V Series 10 Class G 03/01/2025 (b)(e)(h)(i)(k) (Cost: $34,237; Original Acquisition Date: 04/24/2020)	34,237	37,274

	PRINCIPAL AMOUNT	VALUE
Multiperil - 7.7% (continued)
Sector Re V Series 2021-Apr Class GL-R 03/01/2026 (b)(e)(h)(k) (Cost: $7,333,868; Original Acquisition Date: 04/30/2021)	$7,333,868	$7,333,868
Sector Re V Series 2021-Apr Class US-R 03/01/2026 (b)(e)(h)(k) (Cost: $8,829,996; Original Acquisition Date: 04/30/2021)	8,829,996	8,829,996
Sector Re V Series 9 Class A 03/01/2023 (b)(e)(h)(k) (Cost: $3,605,992; Original Acquisition Date: 04/24/2019)	3,605,992	2,031,353
Sector Re V Series 9 Class B 03/01/2023 (b)(e)(h)(k) (Cost: $1,283,254; Original Acquisition Date: 04/24/2019)	1,283,254	722,891
Sector Re V Series 9 Class G 03/01/2023 (b)(e)(h) (Cost: $18,782; Original Acquisition Date: 04/24/2019)	18,782	313,232

TOTAL PARTICIPATION NOTES (Cost $99,263,003)		99,448,303

	SHARES	VALUE
PREFERENCE SHARES - 7.7%
Global - 7.7%
Multiperil - 7.7%
Arenal (Artex Segregated Account Company) (b)(e)(h)(i)(k) (Cost: $8,052,460; Original Acquisition Date: 03/28/2016)	18,011	3,465,084
Biscayne (Artex Segregated Account Company) (b)(e)(h)(i) (Cost: $0; Original Acquisition Date: 04/30/2014)	28,192	372,651
Hatteras (Artex Segregated Account Company) (b)(e)(h)(i)(k) (Cost: $15,502,685; Original Acquisition Date: 12/30/2014)	18,297	15,534,316
Hudson Charles 2 (Mt. Logan Re) (b)(e)(h)(k) (Cost: $11,534,500; Original Acquisition Date: 04/02/2014)	11,535	8,529,678
Hudson Charles 3 (Mt. Logan Re) (b)(e)(h)(k) (Cost: $15,350,000; Original Acquisition Date: 06/19/2014)	15,350	11,090,782
Lyndhurst (Horseshoe Re) (b)(e)(h)(i)(k) (Cost: $27,139,272; Original Acquisition Date: 12/31/2020)	27,200	26,734,280
Madison (Artex Segregated Account Company) (b)(e)(h)(i)(k) (Cost: $1,502,468; Original Acquisition Date: 02/03/2020)	5,011	1,595,082

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	SHARES	VALUE
Multiperil - 7.7% (continued)
Peregrine HYR (b)(e)(h)(i)(k) (Cost: $18,022,873; Original Acquisition Date: 12/21/2020)	1,800,000	$18,381,342
Rondout (Artex Segregated Account Company) (b)(e)(h)(i)(k) (Cost: $14,040,097; Original Acquisition Date: 05/29/2015)	13,910	11,624,185
Yoho (Artex Segregated Account Company) (b)(e)(h)(i) (Cost: $3,976,019; Original Acquisition Date: 05/17/2016)	14,890	1,677,386

TOTAL PREFERENCE SHARES (Cost $115,120,374)		99,004,786

SHORT-TERM INVESTMENTS - 3.5%
Money Market Fund - 3.5%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.01% (l)	22,292,904	22,292,904
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.03% (l)	22,292,904	22,292,904

TOTAL SHORT-TERM INVESTMENTS (Cost $44,585,808)		44,585,808

TOTAL INVESTMENTS (Cost $1,326,079,075) - 101.5%		1,303,833,816

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%		(19,294,629)

TOTAL NET ASSETS - 100.0%		$1,284,539,187

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)

Foreign issued security. Total foreign securities by country of domicile are $1,256,776,597. Foreign concentration is as follows: Bermuda: 84.8%, Cayman Islands: 6.2%, Singapore: 2.7%, Ireland: 1.6%, Great Britain: 1.3%, and Supranational: 1.2%.

(c)

Variable rate security. Reference rates as of April 30, 2021 are as follows: 3 Month Euribor -0.54%, 3 Month Libor 0.18%, T-Bill 3 Month 0.01%, and 6 Month Libor 0.21%. Actual reference rates may vary based on the reset date of the security.

(d)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2021 was $1,137,046,295, which represented 88.5% of net assets.

(e)	Security is restricted as to resale.
(f)	All or a portion of the security is pledged as collateral for the Fund’s financing facility.
(g)	All or a portion of the security is pledged as collateral for the Fund’s reverse repurchase agreements.
(h)	Value determined using significant unobservable inputs.
(i)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $166,045,876, which represents 12.9% of net assets.
(j)	Zero-coupon bond. The rate shown is the yield to maturity based upon original cost which may differ from current cost due to returns of capital received.
(k)	Non-income producing security.
(l)	Rate shown is the 7-day effective yield.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE U.S. HEDGED EQUITY FUND

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PURCHASED OPTIONS (a) - 0.0%
PUT OPTIONS (a) - 0.0%
CBOE S&P 500 Index, Expires 05/07/2021, Strike Price $3,225.00	105	$43,902,285	$1,050

TOTAL PURCHASED OPTIONS (Cost $1,127)			1,050

		SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 100.4%
Money Market Funds - 0.3%
Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class - 0.01% (b)		25,946	25,946
First American Government Obligations Fund - Class Z - 0.03% (b)		25,947	25,947
First American Treasury Obligations Fund - Class Z - 0.03% (b)		25,947	25,947
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.03% (b)		25,947	25,947
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (b)		25,947	25,947

			129,734

		PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 100.1%
0.115%, 06/17/2021 (c)(d)		$2,450,300	2,450,285
0.092%, 08/12/2021 (c)(d)		3,050,000	3,049,936
0.106%, 09/09/2021 (c)(d)		6,425,000	6,424,655
0.080%, 11/04/2021 (c)(d)		3,045,000	3,044,563
0.069%, 12/30/2021 (c)(d)		2,635,000	2,634,515
0.062%, 01/27/2022 (c)(d)		6,350,000	6,348,553
0.070%, 02/24/2022 (c)(d)		5,300,000	5,298,732
0.066%, 03/24/2022 (c)(d)		6,875,000	6,872,471
0.058%, 04/21/2022 (c)(d)		8,230,000	8,226,368

			44,350,078

TOTAL SHORT-TERM INVESTMENTS (Cost $44,469,137)			44,479,812

TOTAL INVESTMENTS (Cost $44,470,264) - 100.4%			44,480,862

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%			(180,456)

TOTAL NET ASSETS - 100.0%			$44,300,406

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)	Rate shown is the 7-day effective yield.
(c)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(d)	All or a portion of this security is held as collateral for written put options.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE U.S. HEDGED EQUITY FUND

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PUT OPTIONS
CBOE S&P 500 Index, Expires 05/03/2021, Strike Price $4,185.00	21	$8,780,457	$25,620
CBOE S&P 500 Index, Expires 05/03/2021, Strike Price $4,190.00	14	5,853,638	20,230
CBOE S&P 500 Index, Expires 05/05/2021, Strike Price $4,180.00	1	418,117	1,880
CBOE S&P 500 Index, Expires 05/05/2021, Strike Price $4,185.00	5	2,090,585	10,350
CBOE S&P 500 Index, Expires 05/05/2021, Strike Price $4,190.00	12	5,017,404	27,360
CBOE S&P 500 Index, Expires 05/05/2021, Strike Price $4,200.00	15	6,271,755	41,175
CBOE S&P 500 Index, Expires 05/07/2021, Strike Price $4,180.00	12	5,017,404	30,660
CBOE S&P 500 Index, Expires 05/07/2021, Strike Price $4,185.00	5	2,090,585	13,350
CBOE S&P 500 Index, Expires 05/07/2021, Strike Price $4,190.00	20	8,362,340	57,600

TOTAL PUT OPTIONS (Premiums Received $293,333)			228,225

TOTAL WRITTEN OPTIONS (Premiums Received $293,333)			$228,225

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
ASSET-BACKED SECURITIES - 4.7%
United States - 4.7%
Progress Re 2021-SFR1 (a)(b)(c)	2/11/2021	1,750,000	$1,749,957	$1,750,292
Progress Re 2021-SFR2 (a)(b)(c)	4/7/2021	3,000,000	2,999,930	2,999,835
Upstart Pass-Through 2021-ST3 (a)(b)(d)	4/8/2021	2,850,000	2,917,928	2,951,111

TOTAL ASSET-BACKED SECURITIES (Cost $7,667,815)				7,701,238

			SHARES	FAIR VALUE
INVESTMENT COMPANIES - 55.5%
Open-End Mutual Funds - 55.5%
Stone Ridge High Yield Reinsurance Risk Premium Fund - Class I (e)			9,960,106	90,138,959

TOTAL INVESTMENT COMPANIES (Cost $90,605,802)				90,138,959

		NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PURCHASED OPTIONS (f) - 0.0%
Put Options (f) - 0.0%
S&P 500 Index, Expires: 05/07/21, Strike Price: $3,000.00		100	$20,905,850	500
S&P 500 Index, Expires: 05/21/21, Strike Price: $3,200.00		100	20,905,850	11,000

				11,500

		COUNTERPARTY
OTC Put Options (f) - 0.0%
Japanese Yen, Expires: 05/10/21, Strike Price AUD 78.50		Morgan Stanley Capital Services LLC	65,000,000	587
Japanese Yen, Expires: 05/26/21, Strike Price AUD 79.75		BNP Paribas	65,000,000	23,673

				24,260

TOTAL PURCHASED OPTIONS (Cost $135,630)				35,760

			SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 42.9%
Money Market Funds - 6.8%
First American Government Obligations Fund - Class X 0.03% (g)			5,526,585	5,526,585
First American Treasury Obligations Fund - Class X 0.03% (g)			7,383	7,383
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class 0.03% (g)			5,526,585	5,526,585
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (g)			7,383	7,383

				11,067,936

			PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 36.1%
0.095%, 12/30/2021 (h)(i)			$7,489,000	7,487,621
0.072%, 01/21/2022 (h)(i)			25,119,000	25,113,275
0.077%, 02/24/2022 (h)(i)			16,950,000	16,945,945
0.055%, 03/24/2022 (h)(i)			4,050,000	4,048,510
0.057%, 04/21/2022 (h)(i)			5,000,000	4,997,794

				58,593,145

TOTAL SHORT-TERM INVESTMENTS (Cost $69,642,180)				69,661,081

TOTAL INVESTMENTS (Cost $168.051.427) - 103.1%				167,537,038

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.1)%				(5,078,145)

TOTAL NET ASSETS - 100.0%				$162,458,893

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Percentages are stated as a percent of net assets.

(a)	Security is fair valued by a third-party valuation specialist pursuant to procedures approved by the Board of Trustees. Value is determined using significant unobservable inputs.
(b)	Security is restricted to resale to institutional investors. The aggregate value of these securities is $7,701,238, which represents 4.7% of net assets.
(c)	Underlying holdings are mortgages.
(d)	Underlying holdings are consumer loans.
(e)	Affiliated company. See Note 10.
(f)	Rounds to zero.
(g)	Rate shown is the 7-day effective yield.
(h)	All or a portion of this security is held as collateral for derivative contracts.
(i)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
CALL OPTIONS
Australian Dollar Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $77.00	134	10,326,040	$52,260
Australian Dollar Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $77.25	4	308,240	1,080
Australian Dollar Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $77.50	90	6,935,400	16,200
Australian Dollar Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $78.00	56	4,315,360	4,480
Australian Dollar Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $78.50	16	1,232,960	480
Australian Dollar Future, June 2021 Settlement, Expires 06/04/2021, Strike Price $78.00	25	1,926,500	10,750
Australian Dollar Future, June 2021 Settlement, Expires 06/04/2021, Strike Price $78.50	66	5,085,960	19,140
Australian Dollar Future, June 2021 Settlement, Expires 06/04/2021, Strike Price $79.00	44	3,390,640	8,360
British Pound Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $138.00	30	2,589,563	11,438
British Pound Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $138.50	29	2,503,244	6,887
British Pound Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $138.75	10	863,188	1,812
British Pound Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $139.00	65	5,610,719	8,531
British Pound Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $139.25	12	1,035,825	1,125
British Pound Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $139.50	59	5,092,806	4,056
British Pound Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $140.00	51	4,402,256	1,912
British Pound Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $140.50	36	3,107,475	675
British Pound Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $141.00	11	949,506	69
British Pound Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $141.50	4	345,275	25
British Pound Future, June 2021 Settlement, Expires 06/04/2021, Strike Price $141.00	25	2,157,969	4,063
British Pound Future, June 2021 Settlement, Expires 06/04/2021, Strike Price $141.50	25	2,157,969	2,969
British Pound Future, June 2021 Settlement, Expires 06/04/2021, Strike Price $142.00	25	2,157,969	2,187
British Pound Future, June 2021 Settlement, Expires 06/04/2021, Strike Price $142.50	25	2,157,969	1,562
Canadian Dollar Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $80.00	94	7,655,360	137,240
Canadian Dollar Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $80.50	91	7,411,040	90,090
Canadian Dollar Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $81.00	44	3,583,360	25,520
Canadian Dollar Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $81.50	80	6,515,200	22,400
Canadian Dollar Future, June 2021 Settlement, Expires 06/04/2021, Strike Price $80.50	119	9,691,360	146,370
Canadian Dollar Future, June 2021 Settlement, Expires 06/04/2021, Strike Price $81.00	49	3,990,560	43,610
Canadian Dollar Future, June 2021 Settlement, Expires 06/04/2021, Strike Price $81.50	45	3,664,800	27,450
Canadian Dollar Future, June 2021 Settlement, Expires 06/04/2021, Strike Price $82.00	18	1,465,920	7,020
CBOE SPX Volatility Index, May 2021 Settlement, Expires 05/19/2021, Strike Price $28.00	13	242	1,040
CBOE SPX Volatility Index, May 2021 Settlement, Expires 05/19/2021, Strike Price $29.00	66	1,228	4,950
CBOE SPX Volatility Index, May 2021 Settlement, Expires 05/19/2021, Strike Price $30.00	109	2,028	7,630
CBOE SPX Volatility Index, May 2021 Settlement, Expires 05/19/2021, Strike Price $32.50	126	2,345	7,245
CBOE SPX Volatility Index, May 2021 Settlement, Expires 05/19/2021, Strike Price $35.00	88	1,638	4,400
CBOE SPX Volatility Index, May 2021 Settlement, Expires 05/19/2021, Strike Price $37.50	50	931	2,125
CBOE SPX Volatility Index, May 2021 Settlement, Expires 05/19/2021, Strike Price $40.00	50	931	1,875
CBOE SPX Volatility Index, May 2021 Settlement, Expires 05/19/2021, Strike Price $42.50	72	1,340	2,340
CBOE SPX Volatility Index, May 2021 Settlement, Expires 05/19/2021, Strike Price $45.00	60	1,117	1,800
Cocoa Future, June 2021 Settlement, Expires 05/07/2021, Strike Price $2,450.00	23	547,860	2,760
Cocoa Future, June 2021 Settlement, Expires 05/07/2021, Strike Price $2,500.00	189	4,501,980	11,340
Cocoa Future, June 2021 Settlement, Expires 05/07/2021, Strike Price $2,550.00	136	3,239,520	4,080
Cocoa Future, June 2021 Settlement, Expires 05/07/2021, Strike Price $2,600.00	86	2,048,520	860
Cocoa Future, June 2021 Settlement, Expires 05/07/2021, Strike Price $2,650.00	61	1,453,020	610
Cocoa Future, June 2021 Settlement, Expires 05/07/2021, Strike Price $2,700.00	64	1,524,480	640
Cocoa Future, June 2021 Settlement, Expires 05/07/2021, Strike Price $2,750.00	10	238,200	100
Cocoa Future, July 2021 Settlement, Expires 06/04/2021, Strike Price $2,500.00	35	833,700	11,900
Cocoa Future, July 2021 Settlement, Expires 06/04/2021, Strike Price $2,550.00	96	2,286,720	23,040
Cocoa Future, July 2021 Settlement, Expires 06/04/2021, Strike Price $2,600.00	220	5,240,400	35,200
Cocoa Future, July 2021 Settlement, Expires 06/04/2021, Strike Price $2,650.00	100	2,382,000	12,000
Cocoa Future, July 2021 Settlement, Expires 06/04/2021, Strike Price $2,700.00	119	2,834,580	10,710
Cocoa Future, July 2021 Settlement, Expires 06/04/2021, Strike Price $2,750.00	48	1,143,360	2,880
Cocoa Future, July 2021 Settlement, Expires 06/04/2021, Strike Price $2,800.00	28	666,960	1,400
Coffee ‘C’ Future, June 2021 Settlement, Expires 05/14/2021, Strike Price $137.50	5	265,219	11,400
Coffee ‘C’ Future, June 2021 Settlement, Expires 05/14/2021, Strike Price $140.00	19	1,007,831	33,131

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Coffee ‘C’ Future, June 2021 Settlement, Expires 05/14/2021, Strike Price $142.50	53	2,811,319	$69,761
Coffee ‘C’ Future, June 2021 Settlement, Expires 05/14/2021, Strike Price $145.00	35	1,856,531	34,388
Coffee ‘C’ Future, June 2021 Settlement, Expires 05/14/2021, Strike Price $147.50	23	1,220,006	16,819
Coffee ‘C’ Future, June 2021 Settlement, Expires 05/14/2021, Strike Price $150.00	28	1,485,225	15,225
Coffee ‘C’ Future, June 2021 Settlement, Expires 05/14/2021, Strike Price $152.50	2	106,088	810
Corn Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $685.00	2	67,325	2,713
Corn Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $710.00	1	33,663	875
Corn Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $715.00	10	336,625	7,937
Corn Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $720.00	4	134,650	2,900
Crude Oil Future, June 2021 Settlement, Expires 05/17/2021, Strike Price $76.50	5	317,900	200
Crude Oil Future, July 2021 Settlement, Expires 05/25/2021, Strike Price $69.50	1	66,760	1,120
Crude Oil Future, July 2021 Settlement, Expires 05/25/2021, Strike Price $69.75	5	333,800	5,200
Crude Oil Future, July 2021 Settlement, Expires 05/25/2021, Strike Price $70.00	92	6,141,920	88,320
Crude Oil Future, July 2021 Settlement, Expires 05/25/2021, Strike Price $70.25	33	2,203,080	29,370
Crude Oil Future, July 2021 Settlement, Expires 05/25/2021, Strike Price $70.50	24	1,602,240	19,920
Crude Oil Future, July 2021 Settlement, Expires 05/25/2021, Strike Price $70.75	13	867,880	10,010
Crude Oil Future, July 2021 Settlement, Expires 05/25/2021, Strike Price $71.00	49	3,271,240	34,790
Crude Oil Future, July 2021 Settlement, Expires 05/25/2021, Strike Price $71.25	40	2,670,400	26,400
Crude Oil Future, July 2021 Settlement, Expires 05/25/2021, Strike Price $71.50	6	400,560	3,660
Crude Oil Future, July 2021 Settlement, Expires 05/25/2021, Strike Price $71.75	32	2,136,320	17,920
Crude Oil Future, July 2021 Settlement, Expires 05/25/2021, Strike Price $72.00	35	2,336,600	18,200
Crude Oil Future, July 2021 Settlement, Expires 05/25/2021, Strike Price $72.50	19	1,268,440	8,360
Euro FX Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $1.210	3	450,000	488
Gold Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $1,820.00	13	2,298,010	6,630
Gold Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $1,825.00	4	707,080	1,760
Gold Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $1,830.00	14	2,474,780	5,320
Gold Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $1,835.00	38	6,717,260	12,540
Gold Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $1,840.00	17	3,005,090	4,760
Gold Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $1,845.00	61	10,782,970	14,640
Gold Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $1,850.00	35	6,186,950	7,350
Gold Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $1,855.00	39	6,894,030	7,020
Gold Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $1,860.00	57	10,075,890	9,120
HG Copper Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $460.00	9	1,005,300	1,150
HG Copper Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $465.00	49	5,473,300	15,750
HG Copper Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $470.00	48	5,361,600	69,213
HG Copper Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $474.00	26	2,904,200	54,000
HG Copper Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $475.00	30	3,351,000	24,050
HG Copper Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $480.00	48	5,361,600	26,625
HG Copper Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $485.00	15	1,675,500	33,000
HG Copper Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $490.00	49	5,473,300	8,063
HG Copper Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $495.00	21	2,345,700	20,825
HG Copper Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $500.00	33	3,686,100	7,087
HG Copper Future, July 2021 Settlement, Expires 06/24/2021, Strike Price $520.00	2	223,400	8,662
Japanese Yen Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $92.00	25	2,860,000	2,813
Japanese Yen Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $92.50	48	5,491,200	1,500
Japanese Yen Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $93.25	21	2,402,400	131
Japanese Yen Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $95.00	25	2,860,000	156
Japanese Yen Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $96.50	25	2,860,000	156
Japanese Yen Future, June 2021 Settlement, Expires 06/04/2021, Strike Price $92.50	20	2,288,000	6,750
Japanese Yen Future, June 2021 Settlement, Expires 06/04/2021, Strike Price $93.00	23	2,631,200	5,175
Japanese Yen Future, June 2021 Settlement, Expires 06/04/2021, Strike Price $93.50	25	2,860,000	3,438
Lean Hogs Future, June 2021 Settlement, Expires 06/14/2021, Strike Price $119.00	50	2,194,600	33,000
Lean Hogs Future, June 2021 Settlement, Expires 06/14/2021, Strike Price $120.00	75	3,291,900	43,500
Live Cattle Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $127.00	14	652,848	140
Live Cattle Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $129.00	25	1,165,800	250
Live Cattle Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $131.00	50	2,331,600	500
Live Cattle Future, June 2021 Settlement, Expires 06/04/2021, Strike Price $132.00	25	1,165,800	500
Natural Gas Euro Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $2.65	12	351,600	36,012

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Natural Gas Euro Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $2.70	159	4,658,700	$409,266
Natural Gas Euro Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $2.75	146	4,277,800	316,966
Natural Gas Euro Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $2.80	25	732,500	44,900
Natural Gas Euro Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $2.85	1	29,300	1,455
Natural Gas Euro Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $2.90	135	3,955,500	155,925
Natural Gas Euro Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $2.95	143	4,189,900	128,557
Natural Gas Euro Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $3.00	4	117,200	2,740
Natural Gas Euro Future, July 2021 Settlement, Expires 06/25/2021, Strike Price $2.85	23	685,400	50,301
Natural Gas Euro Future, July 2021 Settlement, Expires 06/25/2021, Strike Price $3.00	114	3,397,200	154,698
Natural Gas Euro Future, July 2021 Settlement, Expires 06/25/2021, Strike Price $3.05	104	3,099,200	118,456
Natural Gas Euro Future, July 2021 Settlement, Expires 06/25/2021, Strike Price $3.10	4	119,200	3,792
Silver Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $29.75	10	1,293,500	4,400
Silver Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $30.00	5	646,750	2,075
Silver Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $30.75	15	1,940,250	6,016
Silver Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $31.25	20	2,587,000	6,500
Silver Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $31.50	20	2,587,000	6,200
Silver Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $31.75	20	2,587,000	6,000
Soybean Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $1,740.00	9	690,413	1,181
Soybean Oil Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $62.50	50	1,871,700	68,850
Soybean Oil Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $64.00	50	1,871,700	50,850
Soybean Oil Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $66.50	9	336,906	2,679
Soybean Oil Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $68.50	23	860,982	8,142
Soybean Oil Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $69.00	23	860,982	7,176
Soybean Oil Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $69.50	35	1,310,190	9,660
Soybean Oil Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $70.00	38	1,422,492	9,234
Soybean Oil Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $70.50	23	860,982	4,968
Soybean Oil Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $71.00	30	1,123,020	5,670
Soybean Oil Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $71.50	15	561,510	2,520
Soybean Oil Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $72.00	12	449,208	1,800
Soybean Oil Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $72.50	10	374,340	1,320
Soybean Oil Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $73.00	5	187,170	585
Soybean Oil Future, July 2021 Settlement, Expires 06/25/2021, Strike Price $64.50	50	1,871,700	79,500
Soybean Oil Future, July 2021 Settlement, Expires 06/25/2021, Strike Price $65.00	50	1,871,700	74,550
Soybean Oil Future, July 2021 Settlement, Expires 06/25/2021, Strike Price $65.50	50	1,871,700	69,750
Soybean Oil Future, July 2021 Settlement, Expires 06/25/2021, Strike Price $66.50	50	1,871,700	61,050
Soybean Oil Future, July 2021 Settlement, Expires 06/25/2021, Strike Price $67.50	50	1,871,700	53,250
Soybean Oil Future, July 2021 Settlement, Expires 06/25/2021, Strike Price $77.00	6	224,604	1,692
Soybean Oil Future, July 2021 Settlement, Expires 06/25/2021, Strike Price $77.50	14	524,076	3,696
Soybean Oil Future, July 2021 Settlement, Expires 06/25/2021, Strike Price $78.00	5	187,170	1,230
Soybean Oil Future, July 2021 Settlement, Expires 06/25/2021, Strike Price $78.50	10	374,340	2,310
Soybean Oil Future, July 2021 Settlement, Expires 06/25/2021, Strike Price $79.00	9	336,906	1,944
Soybean Oil Future, July 2021 Settlement, Expires 06/25/2021, Strike Price $79.50	10	374,340	2,040
Sugar Future, June 2021 Settlement, Expires 05/17/2021, Strike Price $19.50	1	19,018	45
Wheat Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $840.00	5	183,688	875

TOTAL CALL OPTIONS (Premiums Received $2,950,602)			3,687,003

PUT OPTIONS
Australian Dollar Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $73.50	1	77,060	5
Australian Dollar Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $74.00	37	2,851,220	370
Australian Dollar Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $74.50	18	1,387,080	180
Australian Dollar Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $75.00	61	4,700,660	1,220
Australian Dollar Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $75.25	6	462,360	150
Australian Dollar Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $75.50	74	5,702,440	2,590
Australian Dollar Future, June 2021 Settlement, Expires 06/04/2021, Strike Price $72.00	16	1,232,960	640
British Pound Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $134.00	23	1,985,331	144
British Pound Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $134.50	31	2,675,881	194
British Pound Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $135.00	61	5,265,444	762

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
British Pound Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $135.50	67	5,783,356	$1,256
British Pound Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $136.00	63	5,438,081	2,362
British Pound Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $136.25	25	2,157,969	1,093
British Pound Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $136.50	44	3,798,025	2,750
Canadian Dollar Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $76.50	31	2,524,640	155
Canadian Dollar Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $78.00	25	2,036,000	125
Canadian Dollar Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $78.25	25	2,036,000	125
Canadian Dollar Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $78.50	21	1,710,240	105
Canadian Dollar Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $79.00	26	2,117,440	260
Canadian Dollar Future, June 2021 Settlement, Expires 06/04/2021, Strike Price $77.00	10	814,400	150
Canadian Dollar Future, June 2021 Settlement, Expires 06/04/2021, Strike Price $77.50	25	2,036,000	500
Canadian Dollar Future, June 2021 Settlement, Expires 06/04/2021, Strike Price $78.00	25	2,036,000	750
Canadian Dollar Future, June 2021 Settlement, Expires 06/04/2021, Strike Price $78.50	50	4,072,000	2,250
Canadian Dollar Future, June 2021 Settlement, Expires 06/04/2021, Strike Price $79.00	47	3,827,680	3,290
CBOE S&P 500 Index, May 2021 Settlement, Expires 05/07/2021, Strike Price $4,010.00	25	104,529	6,500
CBOE S&P 500 Index, May 2021 Settlement, Expires 05/07/2021, Strike Price $4,015.00	41	171,428	10,865
CBOE S&P 500 Index, May 2021 Settlement, Expires 05/07/2021, Strike Price $4,025.00	25	104,529	7,000
CBOE S&P 500 Index, May 2021 Settlement, Expires 05/07/2021, Strike Price $4,030.00	25	104,529	6,750
CBOE S&P 500 Index, May 2021 Settlement, Expires 05/07/2021, Strike Price $4,040.00	25	104,529	8,750
CBOE S&P 500 Index, May 2021 Settlement, Expires 05/07/2021, Strike Price $4,045.00	50	209,059	18,500
CBOE S&P 500 Index, May 2021 Settlement, Expires 05/07/2021, Strike Price $4,050.00	40	167,247	16,280
CBOE S&P 500 Index, May 2021 Settlement, Expires 05/07/2021, Strike Price $4,055.00	50	209,059	21,000
CBOE S&P 500 Index, May 2021 Settlement, Expires 05/07/2021, Strike Price $4,060.00	50	209,059	22,700
CBOE S&P 500 Index, May 2021 Settlement, Expires 05/07/2021, Strike Price $4,065.00	17	71,080	8,245
Coffee ‘C’ Future, June 2021 Settlement, Expires 05/14/2021, Strike Price $115.00	49	2,599,144	551
Coffee ‘C’ Future, June 2021 Settlement, Expires 05/14/2021, Strike Price $117.50	45	2,386,969	675
Coffee ‘C’ Future, June 2021 Settlement, Expires 05/14/2021, Strike Price $120.00	57	3,023,494	1,283
Coffee ‘C’ Future, June 2021 Settlement, Expires 05/14/2021, Strike Price $122.50	65	3,447,844	2,437
Coffee ‘C’ Future, June 2021 Settlement, Expires 05/14/2021, Strike Price $125.00	64	3,394,800	4,080
Coffee ‘C’ Future, July 2021 Settlement, Expires 06/11/2021, Strike Price $115.00	4	212,175	285
Cotton Future, July 2021 Settlement, Expires 06/11/2021, Strike Price $82.00	2	88,080	1,320
Cotton Future, July 2021 Settlement, Expires 06/11/2021, Strike Price $83.00	5	220,200	4,050
Cotton Future, July 2021 Settlement, Expires 06/11/2021, Strike Price $85.00	1	44,040	1,180
Crude Oil Future, June 2021 Settlement, Expires 05/17/2021, Strike Price $49.50	4	254,320	360
Crude Oil Future, July 2021 Settlement, Expires 05/25/2021, Strike Price $56.25	6	400,560	2,100
Crude Oil Future, July 2021 Settlement, Expires 05/25/2021, Strike Price $56.50	25	1,669,000	9,000
Crude Oil Future, July 2021 Settlement, Expires 05/25/2021, Strike Price $56.75	10	667,600	3,800
Crude Oil Future, July 2021 Settlement, Expires 05/25/2021, Strike Price $57.00	19	1,268,440	7,600
Crude Oil Future, July 2021 Settlement, Expires 05/25/2021, Strike Price $57.25	17	1,134,920	6,970
Crude Oil Future, July 2021 Settlement, Expires 05/25/2021, Strike Price $57.50	41	2,737,160	17,630
Crude Oil Future, July 2021 Settlement, Expires 05/25/2021, Strike Price $57.75	24	1,602,240	10,800
Crude Oil Future, July 2021 Settlement, Expires 05/25/2021, Strike Price $58.00	11	734,360	5,170
Crude Oil Future, July 2021 Settlement, Expires 05/25/2021, Strike Price $58.25	11	734,360	5,500
Crude Oil Future, July 2021 Settlement, Expires 05/25/2021, Strike Price $58.50	28	1,869,280	14,560
Crude Oil Future, July 2021 Settlement, Expires 05/25/2021, Strike Price $58.75	15	1,001,400	8,100
Crude Oil Future, July 2021 Settlement, Expires 05/25/2021, Strike Price $59.00	14	934,640	7,980
Crude Oil Future, July 2021 Settlement, Expires 05/25/2021, Strike Price $59.25	7	467,320	4,130
Crude Oil Future, July 2021 Settlement, Expires 05/25/2021, Strike Price $59.50	28	1,869,280	17,360
Crude Oil Future, July 2021 Settlement, Expires 05/25/2021, Strike Price $59.75	31	2,069,560	20,150
Crude Oil Future, July 2021 Settlement, Expires 05/25/2021, Strike Price $60.00	25	1,669,000	17,000
Crude Oil Future, July 2021 Settlement, Expires 05/25/2021, Strike Price $60.25	1	66,760	710
Euro FX Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $1.175	25	3,750,000	156
Gold Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $1,655.00	7	1,237,390	1,260
Gold Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $1,660.00	25	4,419,250	4,750
Gold Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $1,665.00	8	1,414,160	1,600
Gold Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $1,675.00	1	176,770	240
Gold Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $1,685.00	10	1,767,700	2,800
Gold Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $1,690.00	8	1,414,160	2,480

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Gold Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $1,700.00	22	3,888,940	$8,360
Gold Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $1,705.00	15	2,651,550	6,450
HG Copper Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $410.00	11	1,228,700	4,125
HG Copper Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $411.00	11	1,228,700	4,400
HG Copper Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $412.00	1	111,700	425
HG Copper Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $413.00	3	335,100	1,350
HG Copper Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $414.00	12	1,340,400	5,850
HG Copper Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $415.00	12	1,340,400	6,150
HG Copper Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $416.00	2	223,400	1,100
HG Copper Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $417.00	8	893,600	4,600
HG Copper Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $421.00	10	1,117,000	7,375
Japanese Yen Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $89.50	25	2,860,000	1,875
Japanese Yen Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $90.00	45	5,148,000	9,000
Japanese Yen Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $90.25	25	2,860,000	156
Japanese Yen Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $90.50	34	3,889,600	425
Japanese Yen Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $90.75	25	2,860,000	625
Japanese Yen Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $91.00	32	3,660,800	1,200
Japanese Yen Future, June 2021 Settlement, Expires 06/04/2021, Strike Price $89.00	18	2,059,200	1,125
Japanese Yen Future, June 2021 Settlement, Expires 06/04/2021, Strike Price $90.00	45	5,148,000	5,063
Lean Hogs Future, June 2021 Settlement, Expires 06/14/2021, Strike Price $89.00	25	1,097,300	3,250
Lean Hogs Future, June 2021 Settlement, Expires 06/14/2021, Strike Price $90.00	15	658,380	2,250
Lean Hogs Future, June 2021 Settlement, Expires 06/14/2021, Strike Price $92.00	50	2,194,600	9,500
Live Cattle Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $118.00	3	139,896	900
Live Cattle Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $119.00	25	1,165,800	11,750
Live Cattle Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $120.00	25	1,165,800	14,250
Live Cattle Future, May 2021 Settlement, Expires 05/07/2021, Strike Price $121.00	25	1,165,800	17,500
Live Cattle Future, June 2021 Settlement, Expires 06/04/2021, Strike Price $111.00	50	2,331,600	38,500
Live Cattle Future, June 2021 Settlement, Expires 06/04/2021, Strike Price $113.00	25	1,165,800	27,000
Live Cattle Future, June 2021 Settlement, Expires 06/04/2021, Strike Price $114.00	39	1,818,648	56,160
Live Cattle Future, June 2021 Settlement, Expires 06/04/2021, Strike Price $115.00	33	1,538,856	59,730
NASDAQ 100 Stock Index, May 2021 Settlement, Expires 05/07/2021, Strike Price $13,100.00	2	27,722	2,250
NASDAQ 100 Stock Index, May 2021 Settlement, Expires 05/07/2021, Strike Price $13,125.00	2	27,722	2,270
NASDAQ 100 Stock Index, May 2021 Settlement, Expires 05/07/2021, Strike Price $13,150.00	2	27,722	2,200
NASDAQ 100 Stock Index, May 2021 Settlement, Expires 05/07/2021, Strike Price $13,175.00	2	27,722	2,796
NASDAQ 100 Stock Index, May 2021 Settlement, Expires 05/07/2021, Strike Price $13,200.00	2	27,722	2,540
NASDAQ 100 Stock Index, May 2021 Settlement, Expires 05/07/2021, Strike Price $13,225.00	1	13,861	1,544
Natural Gas Euro Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $2.40	21	615,300	756
Natural Gas Euro Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $2.65	25	732,500	4,775
Natural Gas Euro Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $2.70	50	1,465,000	13,200
Natural Gas Euro Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $2.75	89	2,607,700	32,129
Natural Gas Euro Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $2.80	50	1,465,000	24,300
Natural Gas Euro Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $2.85	100	2,930,000	64,500
Natural Gas Euro Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $2.90	259	7,588,700	218,855
Natural Gas Euro Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $2.95	25	732,500	27,225
Russell 2000 Index, May 2021 Settlement, Expires 05/07/2021, Strike Price $2,135.00	2	4,533	512
Russell 2000 Index, May 2021 Settlement, Expires 05/07/2021, Strike Price $2,145.00	16	36,263	4,352
Russell 2000 Index, May 2021 Settlement, Expires 05/07/2021, Strike Price $2,150.00	16	36,263	4,832
Russell 2000 Index, May 2021 Settlement, Expires 05/07/2021, Strike Price $2,155.00	9	20,398	4,023
Silver Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $29.75	5	672,750	1,964
Silver Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $29.76	5	672,750	1,989
Silver Future, June 2021 Settlement, Expires 05/25/2021, Strike Price $29.77	20	2,691,000	7,855
Soybean Meal Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $370.00	8	340,880	120
Soybean Meal Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $375.00	9	383,490	180
Soybean Meal Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $380.00	17	724,370	510
Soybean Meal Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $385.00	18	766,980	900
Soybean Meal Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $390.00	36	1,533,960	2,520
Soybean Meal Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $395.00	48	2,045,280	5,280
Soybean Meal Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $400.00	103	4,388,830	16,995

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Soybean Meal Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $405.00	81	3,451,410	$19,845
Soybean Meal Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $410.00	85	3,621,850	31,025
Soybean Meal Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $415.00	21	894,810	11,130
Sugar Future, June 2021 Settlement, Expires 05/17/2021, Strike Price $14.75	13	247,229	146
Wheat Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $675.00	2	73,475	550
Wheat Future, June 2021 Settlement, Expires 05/21/2021, Strike Price $690.00	5	183,688	2,250

TOTAL PUT OPTIONS (Premiums Received $1,680,120)			1,162,845

TOTAL WRITTEN OPTIONS (Premiums Received $4,630,722)			$4,849,848

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Amsterdam Index, May 2021 Settlement	13	$2,200,952	$(1,804)
CAC 40 Index, May 2021 Settlement	68	5,081,790	(88,796)
Coffee ‘C’, September 2021 Settlement	7	376,425	(31,053)
Copper, September 2021 Settlement	29	3,239,300	(334,092)
Cotton No.2, July 2021 Settlement	27	1,189,080	(39,105)
DAX Index, June 2021 Settlement	11	5,014,848	(20,809)
FTSE Taiwan Index, May 2021 Settlement	37	2,289,930	(45,924)
Gold 100 Oz, October 2021 Settlement	10	1,771,500	(32,343)
IBEX 35 Index, May 2021 Settlement	48	5,082,655	(171,159)
KC HRW Wheat, September 2021 Settlement	118	4,172,775	(529,358)
Live Cattle, June 2021 Settlement	150	6,994,500	56,550
Low Su Gasoil, October 2021 Settlement	15	808,875	(26,474)
Nikkei 225, June 2021 Settlement	2	528,502	(4,453)
NY Harbor ULSD, October 2021 Settlement	4	324,811	(14,214)
S&P500 Emini, June 2021 Settlement	14	2,922,080	5,904
SGX Nifty 50 Index, May 2021 Settlement	16	468,528	(7,620)
Silver, September 2021 Settlement	23	2,978,500	22,002
Soybean Meal, July 2021 Settlement	42	1,789,620	3,526
SPI 200, June 2021 Settlement	3	404,550	(12,668)
Wheat Future, September 2021 Settlement	90	3,295,125	(415,270)

TOTAL FUTURES CONTRACTS SOLD		$50,934,346	$(1,687,160)

FUTURES CONTRACTS PURCHASED
Australian Dollar, June 2021 Settlement	150	11,559,000	(120,125)
British Pound, June 2021 Settlement	80	6,905,500	(66,892)
Brent Crude, October 2021 Settlement	47	3,069,100	135,156
Canadian Dollar, June 2021 Settlement	251	20,441,440	120,039
Cocoa, July 2021 Settlement	228	5,430,960	(63,347)
Coffee ‘C’, July 2021 Settlement	40	2,121,750	(34,877)
Copper, July 2021 Settlement	20	2,234,000	(21,621)
Corn, September 2021 Settlement	13	384,963	58,827
Euro, June 2021 Settlement	6	902,437	4,298
Euro Stoxx 50 Index, June 2021 Settlement	11	521,057	6,494
FTSE China A50 Index, May 2021 Settlement	280	4,837,560	(18,098)
FTSE/JSE Top 40 Index, June 2021 Settlement	53	2,243,560	(26,031)
FTSE/MIB Index, June 2021 Settlement	3	431,207	(9,715)
Gasoline RBOB, October 2021 Settlement	39	3,070,922	160,985
Gold 100 Oz, June 2021 Settlement	12	2,121,240	(29,844)

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

FUTURES CONTRACTS PURCHASED (continued)
Hang Seng Index, May 2021 Settlement	27	$4,958,386	$(46,962)
Japanese Yen, June 2021 Settlement	41	4,690,144	(63,036)
Kospi2 Index, June 2021 Settlement	24	2,276,801	20,021
Lean Hogs, June 2021 Settlement	14	614,460	1,161
Lean Hogs, October 2021 Settlement	29	1,028,920	14,988
Live Cattle, October 2021 Settlement	19	934,040	(22,824)
Natural Gas, June 2021 Settlement	175	5,129,250	149,183
Natural Gas, July 2021 Settlement	45	1,340,100	(16,312)
Natural Gas, October 2021 Settlement	106	3,166,220	239,590
OMXS30 Index, May 2021 Settlement	19	498,030	(480)
S&P/TSX 60 Index, June 2021 Settlement	12	2,216,947	34,465
Soybean, July 2021 Settlement	15	1,150,687	14,772
Soybean, September 2021 Settlement	5	345,313	20,403
Soybean Meal, October 2021 Settlement	8	322,000	10,208
Soybean Oil, July 2021 Settlement	83	3,107,022	100,717
Soybean Oil, October 2021 Settlement	12	380,808	39,747
Sugar #11, October 2021 Settlement	168	3,172,378	281,309
Swiss Market Index, June 2021 Settlement	4	482,146	14,965
WTI Crude, October 2021 Settlement	50	3,105,000	134,947

TOTAL FUTURES CONTRACTS PURCHASED		$105,193,348	$1,022,111

Open Forward Currency Contracts

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley Capital Services LLC	7/2/2021	Canadian Dollar	9,160,803	United States Dollar	7,285,860	$168,205
Morgan Stanley Capital Services LLC	7/6/2021	Euro	2,638,865	United States Dollar	3,108,443	68,679
Morgan Stanley Capital Services LLC	7/2/2021	Indian Rupee	400,980,501	United States Dollar	5,401,502	(41,184)
Morgan Stanley Capital Services LLC	7/2/2021	Indonesian Rupiah	44,616,865,238	United States Dollar	3,039,648	27,330
Morgan Stanley Capital Services LLC	7/6/2021	Japanese Yen	294,345,860	United States Dollar	2,662,366	32,483
Morgan Stanley Capital Services LLC	7/6/2021	New Zealand Dollar	600,257	United States Dollar	420,374	9,058
Morgan Stanley Capital Services LLC	7/2/2021	Russian Ruble	415,717,959	United States Dollar	5,401,502	85,262
Morgan Stanley Capital Services LLC	7/6/2021	South African Rand	3,726,952	United States Dollar	251,574	3,187
Morgan Stanley Capital Services LLC	7/2/2021	Turkish Lira	46,115,323	United States Dollar	5,401,502	(14,810)
Morgan Stanley Capital Services LLC	7/6/2021	United States Dollar	6,867,888	Australian Dollar	9,040,454	(98,581)
Morgan Stanley Capital Services LLC	7/6/2021	United States Dollar	5,149,928	Chilean Peso	3,701,613,749	(56,442)
Morgan Stanley Capital Services LLC	7/7/2021	United States Dollar	5,401,502	Czeck Koruna	119,866,135	(171,253)
Morgan Stanley Capital Services LLC	7/6/2021	United States Dollar	5,401,502	Israeli New Shekel	17,990,118	(140,914)
Morgan Stanley Capital Services LLC	7/2/2021	United States Dollar	5,896,059	New Taiwan Dollar	166,816,018	(115,844)
Morgan Stanley Capital Services LLC	7/6/2021	United States Dollar	6,447,280	Norwegian Krone	54,982,049	(158,595)

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Schedule of Investments	as of April 30, 2021 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley Capital Services LLC	7/6/2021	United States Dollar	3,165,171	Peruvian Sol	11,885,217	$26,686
Morgan Stanley Capital Services LLC	7/6/2021	United States Dollar	2,116,460	Polish Zloty	8,281,683	(68,203)
Morgan Stanley Capital Services LLC	7/2/2021	United States Dollar	5,401,502	South Korean Won	6,100,953,297	(64,678)
Morgan Stanley Capital Services LLC	7/6/2021	United States Dollar	10,565,613	Swiss Franc	9,954,825	(355,061)
Morgan Stanley Capital Services LLC	7/2/2021	United States Dollar	5,401,502	Turkish Lira	47,480,160	(144,615)

						$(1,009,290)

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Schedule of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Statement of Assets and Liabilities	as of April 30, 2021 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

ASSETS:
Investments, at fair value(1)	$1,303,833,816
Interest receivable	6,776,091
Foreign currencies at custodian, at fair value(2)	4,181
Receivable for investment securities sold	16,164,466
Receivable for fund shares sold	8,623,287
Other assets	138,792

Total assets	1,335,540,633

LIABILITIES:
Payable for investment securities purchased	38,334,914
Reverse repurchase agreements	5,000,001
Payable for fund shares redeemed	576,816
Loans payable	5,000,000
Payable to Adviser	1,540,681
Payable for Chief Compliance Officer compensation	4,680
Payable to Trustees	24,934
Payable to Custodian	11,947
Accrued distribution fees	17,848
Accrued interest expense	6,716
Other accrued expenses	482,909

Total liabilities	51,001,446

Total net assets	$1,284,539,187

NET ASSETS CONSIST OF:
Capital stock	$1,416,436,719
Total distributable losses	(131,897,532)

Total net assets	$1,284,539,187

Class I
Net assets	$1,134,557,224
Shares outstanding	125,401,147
Class I Net asset value, offering and redemption price per share	$9.05

Class M
Net assets	$149,981,963
Shares outstanding	16,572,414
Class M Net asset value, offering and redemption price per share	$9.05

(1) Cost of Investments	$1,326,079,075
(2) Cost of foreign currencies	4,333

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Statement of Assets and Liabilities	as of April 30, 2021 (Unaudited)

STONE RIDGE U.S. HEDGED EQUITY FUND

ASSETS:
Investments, at fair value(1)	$44,480,862
Due from Adviser	15,404
Receivable for fund shares sold	5,950
Receivable for investment securities sold	106,363
Other assets	72,278

Total assets	44,680,857

LIABILITIES:
Written options, at fair value(2)	228,225
Payable for investment securities purchased	48,298
Payable to Custodian	2,269
Accrued distribution fees	354
Accrued legal fees	24,370
Accrued audit and tax fees	27,273
Payable to Trustees	1,559
Payable for Chief Compliance Officer compensation	4,680
Other accrued expenses	43,423

Total liabilities	380,451

Total net assets	$44,300,406

NET ASSETS CONSIST OF:
Capital stock	$44,973,506
Total distributable losses	(673,100)

Total net assets	$44,300,406

Class I
Net assets	$41,389,493
Shares outstanding	3,383,878
Class I Net asset value, offering and redemption price per share	$12.23

Class M
Net assets	$2,910,913
Shares outstanding	240,661
Class M Net asset value, offering and redemption price per share	$12.10

(1) Cost of Investments	$44,470,264
(2) Premiums received	293,333

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Statement of Assets and Liabilities	as of April 30, 2021 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

ASSETS:
Investments, at fair value(1):
Unaffiliated issuers	$77,398,079
Affiliated issuers	90,138,959
Unrealized appreciation on forward currency contracts	420,890
Foreign currencies at broker, at value(2)	742,166
Receivable for investment securities sold	601,189
Receivable for fund shares sold	311,306
Due to Adviser	32,140
Interest receivable	15,965
Other assets	747,059

Total assets	170,407,753

LIABILITIES:
Written options, at fair value(3)	4,849,848
Unrealized depreciation on forward currency contracts	1,430,180
Due to broker	374,648
Payable for fund shares redeemed	525,750
Payable to Custodian	7,802
Accrued offering costs	141,166
Payable to Trustees	8,238
Payable for Chief Compliance Officer compensation	4,892
Other accrued expenses	606,336

Total liabilities	7,948,860

Total net assets	$162,458,893

NET ASSETS CONSIST OF:
Capital stock	$221,213,152
Total distributable earnings	(58,754,259)

Total net assets	$162,458,893

Class I
Net assets	$162,317,291
Shares outstanding	15,472,845
Class I Net asset value, offering and redemption price per share	$10.49

Class J
Net assets	$141,602
Shares outstanding	13,522
Class M Net asset value, offering and redemption price per share	$10.47

(1) Cost of Investments
Unaffiliated issuers	$77,445,625
Affiliated issuers (See Note 9)	90,605,802
(2) Cost of foreign currencies	735,413
(3) Premiums received	4,630,722

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Statement of Operations	For the Period Ended April 30, 2021 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

INVESTMENT INCOME:
Dividend income	$4,463,143
Interest income	32,420,469

Total investment income	36,883,612

EXPENSES
Advisory fees (See Note 4)	8,437,485
Fund accounting and administration fees	431,030
Transfer agency fees and expenses	213,700
Interest expense	138,052
Distribution (12b-1) fees — Class M Only	96,529
Audit and tax related fees	88,608
Trustees fees and expenses	56,732
Legal fees	56,417
Custody fees	38,195
Federal and state registration fees	34,598
Chief Compliance Officer compensation	25,880
Other expenses	76,934

Total expenses before Adviser waiver	9,694,160
Expenses waived by Adviser (See Note 4)	(171,390)

Total net expenses	9,522,770

Net investment income	27,360,842

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(13,801,261)
Foreign currency	1,589
Net change in unrealized depreciation on:
Investments	(2,264,064)
Foreign currency	(192)

Net realized and unrealized loss	(16,063,928)

Net increase in net assets resulting from operations	$11,296,914

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Statement of Operations	For the Period Ended April 30, 2021 (Unaudited)

STONE RIDGE U.S. HEDGED EQUITY FUND

INVESTMENT INCOME:
Interest income	$31,478

Total investment income	31,478

EXPENSES
Advisory fees (See Note 4)	115,635
Fund accounting and administration fees	69,453
Audit and tax expenses	35,251
Transfer agency fees and expenses	26,426
Chief Compliance Officer compensation	25,880
Registration expense	24,913
Trustees fees and expenses	2,910
Distribution (12b-1) fees — Class M Only	2,091
Custody fees	1,156
Other expenses	10,511

Total expenses before Adviser waiver	314,226
Expenses waived by Adviser (See Note 4)	(196,474)

Total net expenses	117,752

Net investment loss	(86,274)

NET REALIZED AND UNREALIZED LOSS:
Net realized gain (loss) on:
Investments:	(26,996)
Written options	8,104,655
Net change in unrealized depreciation on:
Investments	(10,162)
Written options	(115,812)

Net realized and unrealized gain	7,951,685

Net increase in net assets resulting from operations	$7,865,411

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Statement of Operations	For the Period Ended April 30, 2021 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

INVESTMENT INCOME:
Dividend income
Affiliated issuers	$1,321,893
Interest income	67,765

Total investment income	1,389,658

EXPENSES
Advisory fees (See Note 4)	568,460
Compliance fees	320,234
Offering costs	121,445
Fund accounting and administration fees	95,762
Legal fees	48,954
Audit and tax related fees	34,552
Chief Compliance Officer compensation	26,100
Transfer agency fees and expenses	17,606
Custody fees	10,625
Interest expense	10,281
Federal and state registration fees	3,306
Trustees fees and expenses	2,426
Other expenses	10,915

Total expenses before Adviser waiver	1,270,666
Expenses waived by Adviser (See Note 4)	(556,284)

Net expenses before Adviser recoupment	714,382
Expenses recouped by Adviser (See Note 4)	37,786

Total net expenses	752,168

Net investment income	637,490

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(2,605,414)
Affiliated issuers	—
Foreign currencies	(16,897)
Forward currency contracts	(116,329)
Futures contracts	(42,380,076)
Written options	52,231,977
Net change in unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	(2,278,721)
Affiliated issuers	(958,781)
Foreign currencies	4,405
Forward currency contracts	(757,843)
Futures contracts	(677,578)
Written options	(636,675)

Net realized and unrealized gain	1,808,068

Net increase in net assets resulting from operations	$2,445,558

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Statement of Changes in Net Assets

	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PERIOD ENDED APRIL 30, 2021 (UNAUDITED)	YEAR ENDED OCTOBER 30, 2020

OPERATIONS:
Net investment income	$27,360,842	$46,418,686
Net realized gain (loss) on:
Investments	(13,801,261)	(24,416,390)
Foreign currency	1,589	43,647
Forward currency contracts	—	(191)
Futures contracts	—	39,625
Net change in unrealized appreciation (depreciation) on:
Investments	(2,264,064)	32,220,443
Foreign currency	(192)	(808)
Futures contracts	—	54,348
Net increase in net assets resulting from operations	11,296,914	54,359,360

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions — Class I	(34,593,621)	(48,137,109)
Net dividends and distributions — Class M	(4,406,382)	(6,134,666)
Total distributions	(39,000,003)	(54,271,775)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	361,816,049	360,332,174
Proceeds from shares sold — Class M	49,696,325	27,055,601
Proceeds from shares issued to holders in reinvestment of dividends — Class I	19,899,633	30,962,943
Proceeds from shares issued to holders in reinvestment of dividends — Class M	3,553,156	5,233,015
Cost of shares redeemed — Class I	(108,654,053)	(306,442,060)
Cost of shares redeemed — Class M	(13,087,350)	(35,644,391)
Net increase in net assets from capital share transactions	313,223,760	81,497,282
Total increase in net assets	285,520,671	81,584,867

NET ASSETS:
Beginning of period	999,018,516	917,433,649

End of period	$1,284,539,187	$999,018,516

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Statement of Changes in Net Assets

	STONE RIDGE U.S. HEDGED EQUITY FUND

	PERIOD ENDED APRIL 30, 2021 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2020

OPERATIONS:
Net investment income	$(86,274)	$1,100,515
Net realized gain (loss) on:
Investments	(26,996)	(57,056)
Written options	8,104,655	(7,868,219)
Net change in unrealized appreciation (depreciation) on:
Investments	(10,162)	(343,957)
Written options	(115,812)	(127,374)
Net increase (decrease) in net assets resulting from operations	7,865,411	(7,296,091)

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions — Class I	(766,886)	(978,086)
Net dividends and distributions — Class M	(49,359)	(79,827)
Total distributions	(816,245)	(1,057,913)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	5,117,823	28,194,024
Proceeds from shares sold — Class M	20,315	—
Proceeds from shares issued to holders in reinvestment of dividends — Class I	597,901	872,437
Proceeds from shares issued to holders in reinvestment of dividends — Class M	47,719	73,323
Cost of shares redeemed — Class I	(25,180,362)	(114,679,152)
Cost of shares redeemed — Class M	(203,277)	(9,717,671)
Net decrease in net assets from capital share transactions	(19,599,881)	(95,257,039)
Total decrease in net assets	(12,550,715)	(103,611,043)

NET ASSETS:
Beginning of period	56,851,121	160,462,164

End of period	$44,300,406	$56,851,121

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Statement of Changes in Net Assets

	STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PERIOD ENDED APRIL 30, 2021 (UNAUDITED)	PERIOD ENDED OCTOBER 31, 2020(1)

OPERATIONS:
Net investment income	$637,490	$223,146
Net realized gain (loss) on:
Investments
Unaffiliated issuers	(2,605,414)	(87,717)
Affiliated issuers	—	126,120
Foreign currencies	(16,897)	7,778
Forward currency contracts	(116,329)	(199,125)
Futures contracts	(42,380,076)	(6,322,788)
Written options	52,231,977	6,919,543
Net change in unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	(2,278,721)	5,013
Affiliated issuers	(958,781)	491,938
Foreign currencies	4,405	2,711
Forward currency contracts	(757,843)	(42,895)
Futures contracts	(677,578)	(50,265)
Written options	(636,675)	(11,572)
Net increase (decrease) in net assets resulting from operations	2,445,558	1,061,887

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions — Class I	(825,586)	—
Net dividends and distributions — Class J	(299)	—
Total distributions	(825,885)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	82,415,700	40,394,766
Proceeds from shares sold — Class J	141,918	5,000
Proceeds from shares issued in connection with acquisition — Class I(2)	75,727,187	—
Proceeds from shares issued to holders in reinvestment of dividends — Class I	786,553	—
Proceeds from shares issued to holders in reinvestment of dividends — Class J	299	—
Cost of shares redeemed — Class I	(18,493,530)	(21,195,615)
Cost of shares redeemed — Class J	(4,945)	—
Net increase in net assets from capital share transactions	140,573,182	19,204,151
Total increase in net assets	142,192,855	20,266,038

NET ASSETS:
Beginning of period	20,266,038	—

End of period	$162,458,893	$20,266,038

(1)	The Fund commenced operations on May 1, 2020.
(2)	On February 5, 2021, the Diversified Alternatives Fund acquired the Stone Ridge All Asset Variance Risk Premium Fund.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Statement of Cash Flows	For the Period Ended April 30, 2021 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$11,296,914
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Net realized and unrealized loss:	16,063,736
Amortization and accretion of premium and discount	(1,568,542)
Changes in assets and liabilities:
Payable for investment securities purchased	34,763,554
Receivable for investment securities sold	(16,164,466)
Foreign currencies at custodian	2,156
Interest receivable	(998,154)
Other assets	(123,940)
Payable to Custodian	(6,862)
Payable to Trustees	(1,296)
Payable for Chief Compliance Officer compensation	(320)
Accrued distribution fees	3,638
Other accrued expenses	(156,133)
Payable to Adviser	335,809
Purchases of investments	(453,451,306)
Proceeds from sale of investments	195,537,011
Net purchases and sales of short-term investments	(42,102,008)
Net cash used in operating activities	(256,563,493)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	404,698,155
Payment on shares redeemed	(127,587,449)
Cash distributions to shareholders	(15,547,214)
Proceeds from reverse repurchase agreements	59,833,527
Payments on reverse repurchase agreements	(69,833,526)
Loan withdrawals	41,993,523
Loan paydowns	(36,993,523)
Net cash provided by financing activities	256,563,493
Net decrease in cash and restricted cash	—
Cash and restricted cash, beginning of period	—
Cash and restricted cash, end of period	$—

SUPPLEMENTAL DISCLOSURES OF CASH FLOW AND NON-CASH INFORMATION:
Reinvested distributions	$23,452,789
Cash paid for interest on loans outstanding and repurchase agreements	$138,052

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

[Intentionally Left Blank]

Financial Highlights	April 30, 2021 (Unaudited)

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2021	$9.28	0.02	0.08	0.10
Year Ended October 31, 2020	$9.30	0.45	0.06	0.51
Year Ended October 31, 2019	$9.54	0.44	(0.19)	0.25
Year Ended October 31, 2018	$9.14	0.46	0.21	0.67
Year Ended October 31, 2017	$10.50	0.67	(1.13)	(0.46)
Year Ended October 31, 2016	$10.38	0.58	0.09	0.67
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2021	$9.29	0.02	0.06	0.08
Year Ended October 31, 2020	$9.30	0.43	0.07	0.50
Year Ended October 31, 2019	$9.53	0.42	(0.18)	0.24
Year Ended October 31, 2018	$9.13	0.45	0.20	0.65
Year Ended October 31, 2017	$10.49	0.66	(1.13)	(0.47)
Year Ended October 31, 2016	$10.38	0.57	0.08	0.65
(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(3)	Includes borrowing and investment-related expenses not covered by the Fund’s expense limitation agreement. See Note 4.
(4)	Includes less than $0.01 per share of return of capital.
(5)	Not annualized.
(6)	Annualized.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Financial Highlights	April 30, 2021 (Unaudited)

							SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Total Distributions		Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

(0.33)	—	(0.33)		$9.05	1.07	%(5)	$1,134,557	1.71	%(3)(6)	1.68	%(3)(6)	4.85	%(3)(6)	4.88	%(3)(6)	17.44	%(5)
(0.53)	—	(0.53)		$9.28	5.73%		$886,011	1.73	%(3)	1.68	%(3)	4.87	%(3)	4.92	%(3)	50.26%
(0.49)	—	(0.49)		$9.30	2.87%		$800,883	1.71	%(3)	1.70	%(3)	4.75	%(3)	4.76	%(3)	21.85%
(0.27)	—	(0.27)		$9.54	7.41%		$815,827	1.73	%(3)	1.68	%(3)	4.87	%(3)	4.92	%(3)	27.71%
(0.90)	—	(0.90	)(4)	$9.14	(4.85%)		$910,525	1.81	%(3)	1.77	%(3)	6.78	%(3)	6.82	%(3)	29.74%
(0.55)	—	(0.55)		$10.50	6.82%		$434,269	1.68	%(3)	N/A		5.70	%(3)	N/A		20.32%

(0.32)	—	(0.32)		$9.05	0.89	%(5)	$149,982	1.86	%(3)(6)	1.83	%(3)(6)	4.70	%(3)(6)	4.73	%(3)(6)	17.44	%(5)
(0.51)	—	(0.51)		$9.29	5.68%		$113,008	1.87	%(3)	1.82	%(3)	4.72	%(3)	4.77	%(3)	50.26%
(0.47)	—	(0.47)		$9.30	2.78%		$116,551	1.86	%(3)	1.85	%(3)	4.61	%(3)	4.62	%(3)	21.85%
(0.25)	—	(0.25)		$9.53	7.23%		$116,356	1.88	%(3)	1.83	%(3)	4.74	%(3)	4.79	%(3)	27.71%
(0.89)	—	(0.89	)(4)	$9.13	(5.01%)		$186,748	1.96	%(3)	1.91	%(3)	6.60	%(3)	6.65	%(3)	29.74%
(0.54)	—	(0.54)		$10.49	6.60%		$63,712	1.83	%(3)	N/A		5.60	%(3)	N/A		20.32%

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Financial Highlights	April 30, 2021 (Unaudited)

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
STONE RIDGE U.S. HEDGED EQUITY FUND—CLASS I
Period Ended April 30, 2021	$10.59	—	1.83	1.83	(4)
Year Ended October 31, 2020	$10.45	0.12	0.09	0.21
Year Ended October 31, 2019	$9.82	0.08	0.64	0.72
Year Ended October 31, 2018	$11.49	—	(0.18)	(0.18)
Year Ended October 31, 2017	$10.58	(0.08)	1.45	1.37
Year Ended October 31, 2016	$10.89	(0.12)	0.40	0.28
STONE RIDGE U.S. HEDGED EQUITY FUND—CLASS M
Period Ended April 30, 2021	$10.48	—	1.82	1.82	(4)
Year Ended October 31, 2020	$10.35	0.12	0.08	0.20
Year Ended October 31, 2019	$9.72	0.06	0.64	0.70
Year Ended October 31, 2018	$11.40	(0.02)	(0.17)	(0.19)
Year Ended October 31, 2017	$10.52	(0.10)	1.44	1.34
Year Ended October 31, 2016	$10.84	(0.13)	0.40	0.27
(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(3)	Includes borrowing and investment-related expenses not covered by the Fund’s expense limitation agreement. See Note 4.
(4)	Not annualized.
(5)	Annualized.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Financial Highlights	April 30, 2021 (Unaudited)

							SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

(0.19)	—	—	(0.19)	$12.23	17.50	%(4)	$41,389	1.35	%(5)	0.50	%(5)	(1.21	%)(5)	(0.36	%)(5)	0.00	%(4)
(0.02)	(0.05)	—	(0.07)	$10.59	2.02%		$54,205	1.13%		0.48%		0.52%		1.17%		0.00%
(0.08)	(0.01)	—	(0.09)	$10.45	7.40%		$147,559	1.70%		1.70%		0.78%		0.78%		0.00%
—	(1.49)	—	(1.49)	$9.82	(2.04)%		$192,725	1.58%		1.60%		(0.01%)		(0.03%)		0.00%
—	(0.46)	—	(0.46)	$11.49	13.34%		$301,447	1.55%		1.53%		(0.84%)		(0.82%)		0.00%
—	(0.59)	—	(0.59)	$10.58	2.75%		$311,317	1.46	%(3)	N/A		(1.12	%)(3)	N/A		6.12%

(0.20)	—	—	(0.20)	$12.10	17.51	%(4)	$2,911	1.51	%(5)	0.65	%(5)	(1.38	%)(5)	(0.52	%)(5)	0.00	%(4)
(0.02)	(0.05)	—	(0.07)	$10.48	1.90%		$2,646	1.21%		0.63%		0.58%		1.16%		0.00%
(0.06)	(0.01)	—	(0.07)	$10.35	7.24%		$12,903	1.87%		1.86%		0.63%		0.64%		0.00%
—	(1.49)	—	(1.49)	$9.72	(2.16)%		$21,534	1.73%		1.75%		(0.19%)		(0.21%)		0.00%
—	(0.46)	—	(0.46)	$11.40	13.13%		$51,341	1.68%		1.67%		(0.98%)		(0.97%)		0.00%
—	(0.59)	—	(0.59)	$10.52	2.67%		$67,909	1.61	%(3)	N/A		(1.27	%)(3)	N/A		6.12%

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Financial Highlights	April 30, 2021 (Unaudited)

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(2)		Net Realized and Unrealized Gains		Total from Investment Operations
STONE RIDGE DIVERSIFIED ALTERNATIVES FUND—CLASS I
Period Ended April 30, 2021	$10.42	0.01	(4)	0.38	(4)	0.39	(4)
Period Ended October 31, 2020(1)	$10.00	0.09	(4)	0.33	(4)	0.42	(4)
STONE RIDGE DIVERSIFIED ALTERNATIVES FUND—CLASS J
Period Ended April 30, 2021	$10.42	0.01	(4)	0.35	(4)	0.36	(4)
Period Ended October 31, 2020(1)	$10.00	0.08	(4)	0.34	(4)	0.42	(4)
(1)	The Fund commenced operations on May 1, 2020.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(4)	Per share amounts include income and expenses of the Stone Ridge Diversified Alternatives Fund, which are shown on the Fund’s Statement of Operations. Amounts do not inlcude the Fund’s proportionate share of the income and expenses of the underlying investor funds.
(5)	Not annualized.
(6)	Annualized.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Consolidated Financial Highlights	April 30, 2021 (Unaudited)

					SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(3)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement /Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement /Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement /Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

(0.26)	(0.06)	—	(0.32)	$10.49	3.77	%(5)	$162,317	2.83	%(6)	1.68	%(6)	0.27	%(6)	1.42	%(6)	0.00	%(5)
—	—	—	—	$10.42	4.20	%(5)	$20,261	3.57	%(6)	1.04	%(6)	(0.80	%)(6)	1.73	%(6)	28.54	%(5)

(0.25)	(0.06)	—	(0.31)	$10.47	3.52	%(5)	$142	3.67	%(6)	2.07	%(6)	0.32	%(6)	1.92	%(6)	0.00	%(5)
—	—	—	—	$10.42	4.20	%(5)	$5	3.64	%(6)	1.14	%(6)	(0.87	%)(6)	1.63	%(6)	28.54	%(5)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Financial Statements	April 30, 2021 (Unaudited)

1. Organization

Stone Ridge Trust (the “Trust”) was organized as a Delaware statutory trust on September 28, 2012 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company issuing shares in multiple series, each series representing a distinct portfolio with its own investment objectives and policies. As of April 30, 2021, the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Reinsurance Fund”), the Stone Ridge U.S. Hedged Equity Fund (the “U.S. Hedged Equity Fund”) and the Stone Ridge Diversified Alternatives Fund (“Diversified Alternatives Fund”) (and together, the “Funds”) were each series of the Trust. The High Yield Reinsurance Fund is non-diversified, while the U.S. Hedged Equity Fund and the Diversified Alternatives Fund are diversified. The High Yield Reinsurance Fund commenced operations on February 1, 2013. The U.S. Hedged Equity Fund commenced operations on May 1, 2013. The Diversified Alternatives Fund commenced operations on May 1, 2020. The High Yield Reinsurance Fund and the U.S. Hedged Equity Fund each offer two classes of shares to investors: Class I shares, with no front-end or back-end sales charges, and no 12b-1 fees; and Class M shares, with no front-end or back-end sales charges, and a 0.15% 12b-1 fee. The Diversified Alternatives Fund offers two classes of shares to investors: Class I shares and Class J shares, with no front-end or back-end sales charges, and no 12b-1 fees. The Funds do not charge redemption fees. There are an unlimited number of authorized shares.

On February 5, 2021, the Diversified Alternatives Fund acquired all of the assets, and assumed all of the liabilities, of the Stone Ridge All Asset Variance Risk Premium Fund (the “All Asset VRP Fund”) pursuant to a Plan of Reorganization approved by the Board of Trustees (“Board”). Shareholders of the All Asset VRP Fund received Class I shares of the Diversified Alternatives Fund in exchange for their shares of the All Asset VRP Fund. The acquisition was accomplished by a tax-free exchange of 7,127,166 shares of the Diversified Alternatives Fund (valued at $75,727,187) for all 10,496,873 Class I shares of the All Asset VRP Fund.

For financial reporting purposes, assets received and shares issued by the Diversified Alternatives Fund were recorded at fair value; however, the cost basis of the investments received from the All Asset VRP Fund was carried forward to align ongoing reporting of the Diversified Alternatives Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The All Asset VRP Fund’s net assets at that date ($75,727,187), including $2,751,489 of unrealized appreciation, were combined with those of the Diversified Alternatives Fund. The aggregate net assets of the Diversified Alternatives Fund immediately after the acquisition were $129,779,202. Assuming the acquisition had been completed on November 1, 2020, the beginning of the Funds’ fiscal year, pro forma results of operations for the Diversified Alternatives Fund for the period ended April 30, 2021, would have been $222,697 of net investment loss, $5,209,939 of net realized and unrealized gains on investments, and $4,987,242 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the All Asset VRP Fund that have been included in the Diversified Alternatives Fund’s statement of operations since February 5, 2021.

The investment objective of the High Yield Reinsurance Fund is to seek a high level of total return consisting of income and preservation of capital. The High Yield Reinsurance Fund pursues its investment objective by investing primarily in reinsurance-related securities, including event-linked bonds, preference shares or participation notes issued in connection with quota shares (“Quota Share Notes”), and to a lesser extent, preference shares or participation notes issued in connection with excess-of-loss, stop-loss or other non-proportional reinsurance (“Excess of Loss Notes”), preference shares or participation notes issued in connection with industry loss warranties (“ILW Notes”), event-linked swaps, equity securities (publicly or privately offered) and the derivatives of equity securities of companies in the reinsurance and insurance industry (collectively, “reinsurance-related securities”). The investment objective of the U.S. Hedged Equity Fund is to seek capital appreciation. The U.S. Hedged Equity Fund typically pursues its investment objective by writing (selling) call and put options related to U.S. securities. The investment objective of the Diversified Alternatives Fund is to seek total return. The Diversified Alternatives Fund pursues its investment objective by generating income from diverse investment strategies that have potential for attractive returns such as reinsurance, market risk transfer, style premium investing, alternative lending, single family real estate and healthcare royalties.

The consolidated financial statements include the accounts of Diversified Alternatives Sub Fund Ltd. and Stone Ridge All Asset Variance Risk Premium Sub Fund Ltd (together, the “Subsidiaries”), wholly-owned and controlled subsidiaries of the Diversified Alternatives Fund. Reference made within this report to schedules of investments or statements of assets and liabilities refer to Consolidated Schedules of Investments or Consolidated Statement of Assets and Liabilities for the Diversified Alternatives Fund. All intercompany accounts and transactions have been eliminated in consolidation. The

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Financial Statements	April 30, 2021 (Unaudited)

Subsidiaries gain exposure to the commodities markets by investing in commodity-linked derivatives such as commodity-linked futures, options and swaps. As of April 30, 2021, the Subsidiaries’ consolidated net assets were $25,259,481, which represented 15.5% of the Diversified Alternatives Fund’s net assets.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

(a) Investment Valuation and Fair Value Measurement. The Board has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures, including fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Funds typically utilize an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

The Diversified Alternatives Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related securities, and the Fund’s holdings in mortgage loans, mezzanine loans and certain other types of single family real estate debt investments, are typically fair valued based on prices provided by a third-party pricing service. Each loan and fractional loan is fair valued using inputs that take into account individual borrower-level data (e.g., payment history) that is updated periodically to reflect new information regarding the borrower or loan.

Non-prime money market funds and cash sweep programs are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

Reverse repurchase agreements are accounted for at amortized cost, which approximates fair value.

For investments in investment companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

The Diversified Alternatives Fund’s holdings in private funds are fair valued based on valuations of the Fund’s interests in such private funds provided by the managers of such private funds or their agents. Valuations will be provided to the Fund on a monthly or quarterly basis based on the interim unaudited financial statements of such private funds, and,

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Financial Statements	April 30, 2021 (Unaudited)

therefore, will be estimates subject to adjustment (upward or downward) upon the completion of the audit of such financial statements and may fluctuate as a result. The Fund will perform an independent review of such valuations and will consider all relevant information, including the reliability of the pricing information provided by the managers of the private funds. The Fund may conclude, in certain circumstances, that the valuation provided by the manager of a private fund is not indicative of what actual fair value would be in an active, liquid or established market. In those circumstances, the Fund may value its interests in the private fund at a discount or a premium to the valuation it receives from the private fund. Additionally, between the monthly or quarterly dates on which such private fund provides a net asset value, the valuation of the Fund’s interest in such private fund may be adjusted more frequently based on the estimated total return that such private fund will generate during such period and other general market or private fund -specific changes the Adviser is aware of. At the end of the month or quarter, as applicable, each private investment private fund’s net asset value is adjusted based on the actual income and appreciation or depreciation realized by such private fund when the monthly or quarterly valuations and income are reported.

Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Funds’ investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.

A substantial portion of the Funds’ investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Funds adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Financial Statements	April 30, 2021 (Unaudited)

the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were transfers between Level 2 and 3 during the reporting period. The transfers from Level 2 to Level 3 occurred because there is no longer observable market data for these securities for the period ended April 30, 2021. The transfers from Level 3 to Level 2 occurred because there was observable market data that became available as of April 30, 2021. The following table summarizes the inputs used to value the Funds’ investments as of April 30, 2021:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
High Yield Reinsurance Fund
Assets
Event-Linked Bonds
Europe	$—	$519,778	$—	$519,778
Global	—	178,177,858	17,471,411	195,649,269
Great Britain	—	—	3,189,901	3,189,901
Japan	—	54,065,296	—	54,065,296
Mexico	—	14,164,729	—	14,164,729
United States	—	781,422,211	11,783,735	793,205,946
Total Event-Linked Bonds	—	1,028,349,872	32,445,047	1,060,794,919
Participation Notes (1)	—	—	99,448,303	99,448,303
Preference Shares (1)	—	—	99,004,786	99,004,786
Money Market Funds	44,585,808	—	—	44,585,808

Total Assets	$44,585,808	$1,028,349,872	$230,898,136	$1,303,833,816
U.S. Hedged Equity Fund (2)
Assets
Purchased Options	$1,050	$—	$—	$1,050
Money Market Funds	129,734	—	—	129,734
U.S. Treasury Bills	—	44,350,078	—	44,350,078

Total Assets	$130,784	$44,350,078	$—	$44,480,862
Liabilities
Written Options	$101,610	$126,615	$—	$228,225

Total Liabilities	$101,610	$126,615	$—	$228,225

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Financial Statements	April 30, 2021 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Diversified Alternatives Fund
Assets
Asset-Backed Securities	$—	$—	$7,701,238	$7,701,238
Investment Companies—Open End	90,138,959	—	—	90,138,959
Purchased Options	—	35,760	—	35,760
Money Market Funds	11,067,936	—	—	11,067,936
U.S. Treasury Bills	—	58,593,145	—	58,593,145

Total Assets	$101,206,895	$58,628,905	$7,701,238	$167,537,038
Liabilities
Written Options	$4,795,942	$53,906	$—	$4,849,848

Total Liabilities	$4,795,942	$53,906	$—	$4,849,848
Other Financial Instruments*
Unrealized appreciation on forward currency contracts	$—	$420,890	$—	$420,890
Unrealized depreciation on forward currency contracts	—	(1,430,180)	—	(1,430,180)
Unrealized appreciation on futures contracts	1,650,257	—	—	1,650,257
Unrealized depreciation on futures contracts	(2,315,306)	—	—	(2,315,306)

Total	$(665,049)	$(1,009,290)	$—	$(1,674,339)

(1)	For further security characteristics, see the Funds’ Schedules of Investments.
(2)

The Fund measures Level 3 activity as of the beginning and end of each financial reporting period. For the period ended April 30, 2021, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, the reconciliation of assets and liabilities in which significant unobservable inputs (Level 3 securities) was used in determining fair value is not applicable.

*	Other financial instruments are derivatives, such as futures and forward currency contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended April 30, 2021:

	HIGH YIELD REINSURANCE FUND			DIVERSIFIED ALTERNATIVES FUND
	EVENT- LINKED BONDS	PARTICIPATION NOTES	PREFERENCE SHARES	ASSET-BACKED SECURITIES
Beginning Balance—November 1, 2020	$18,285,571	$81,049,843	$60,653,972	$—
Acquisitions	20,999,976	78,773,926	45,162,145	7,667,816
Dispositions	(6,063,139)	(54,384,102)	—	—
Realized gain (loss)	(13,960,695)	42,048	—	—
Return of capital	—	(242,876)	(2,289,096)	—
Change in unrealized appreciation (depreciation)	10,234,124	(5,790,536)	(4,522,235)	33,422
Net transfers in/(out) of Level 3	2,949,210	—	—	—
Ending Balance—April 30, 2021	$32,445,047	$99,448,303	$99,004,786	$7,701,238

As of April 30, 2021, the change in unrealized appreciation (depreciation) on positions still held in the High Yield Reinsurance Fund was $(6,303,308) for Event-Linked Bonds, $(5,790,536) for Participation Notes, and $(4,522,234) for Preference Shares. As of April 30, 2021, the change in unrealized appreciation (depreciation) on positions still held in the Diversified Alternatives Fund was $33,422 for Asset-Backed Securities.

Unobservable inputs included losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes and preference shares are monitored daily for significant events that could affect the value of the instruments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Financial Statements	April 30, 2021 (Unaudited)

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of April 30, 2021.

High Yield Reinsurance Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/2021	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE(1)
Event-Linked Bonds	Financial Services	$21,000,000	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-0.5MM $0.1MM-1.0MM	$0.4MM $0.8MM

Participation Notes	Financial Services	$65,661,550	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-4.9MM $0.0MM-5.4MM	$3.7MM $4.6MM

Preference Shares	Financial Services	$79,384,326	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-12.5MM $0.0MM-14.1MM	$5.7MM $10.1MM

(1)	Weighted by relative fair value.

Diversified Alternatives Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/2021	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Asset-Backed Securities	Financial Services	$7,701,238	Discounted Cash Flow	Constant Prepayment Rate Constant Default Rate Severity Discount Rate	0.00%-10.11% 0.00%-13.78% 90.00%-100.00% 5.00%-17.94%	4.04% 5.51% 96.00% 10.18%

Derivative Transactions — The Funds engaged in derivatives for hedging and speculative purposes during the period ended April 30, 2021. The U.S. Hedged Equity Fund and the Diversified Alternatives Fund also engaged in derivatives to generate income from premiums. The use of derivatives included options and futures.

Futures Contracts — The Funds may purchase and sell futures contracts. The High Yield Reinsurance Fund and Diversified Alternatives Fund held futures contracts during the period ended April 30, 2021. The High Yield Reinsurance Fund and Diversified Alternatives Fund use futures contracts to hedge interest rate and foreign exchange rate exposure. The U.S. Hedged Equity Fund uses futures contracts to maintain appropriate equity market exposure. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Funds deposit and maintain as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract the Funds agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The average notional amount of futures contracts during the period ended April 30, 2021, was as follows:

DIVERSIFIED ALTERNATIVES FUND
Total long futures contracts	$45,654,078
Total short futures contracts	42,533,136

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Financial Statements	April 30, 2021 (Unaudited)

Options — The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. The Funds write put and call options to earn premium income. The U.S. Hedged Equity Fund and Diversified Alternatives Fund wrote call or put options during the period ended April 30, 2021. With exchange-traded options, there is minimal counterparty credit risk to the Funds since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during or at the expiration of the exercise period. As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during or at the expiration of the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during or at the expiration of the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

Options on indices are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market values of purchased and written options for the period ended April 30, 2021, were as follows:

	U.S. HEDGED EQUITY FUND	DIVERSIFIED ALTERNATIVES FUND
Purchased Options	$1,227	$56,214
Written Options	576,738	3,133,877

Forward Currency Contracts — The Diversified Alternatives Fund enters into forward currency contracts. When entering into a forward currency contract, in the case of a deliverable contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date or in the case of a non-deliverable contract to settle the equivalent in U.S. dollar. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts. The average notional amount of forward currency contracts during the period ended April 30, 2021 was $21,369,189 for long contracts and $24,363,328 for short contracts.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Financial Statements	April 30, 2021 (Unaudited)

The tables below reflect the values of derivative assets and liabilities as reflected in the Statement of Assets and Liabilities.

		ASSET DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
U.S. Hedged Equity Fund
Options
Equity contracts	Investments, at fair value	$1,050

Diversified Alternatives Fund
Forwards
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	420,890

Futures
Commodity contracts	Net assets—Unrealized appreciation*	1,444,071
Equity contracts	Net assets—Unrealized appreciation*	81,849
Foreign exchange contracts	Net assets—Unrealized appreciation*	124,337

Options
Equity contracts	Investments, at fair value	11,500
Foreign exchange contracts	Investments, at fair value	24,260

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Schedule of Investments.

		LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
U.S. Hedged Equity Fund
Written options
Equity contracts	Written options, at fair value	$228,225

Diversified Alternatives Fund
Forwards
Foreign exchange contracts	Unrealized depreciation on forward currency contracts	1,430,180

Futures
Commodity contracts	Net assets—Unrealized depreciation*	1,610,734
Equity contracts	Net assets—Unrealized depreciation*	454,519
Foreign exchange contracts	Net assets—Unrealized depreciation*	250,053

Written options
Commodity contracts	Written options, at fair value	3,941,115
Equity contracts	Written options, at fair value	187,314
Foreign exchange contracts	Written options, at fair value	721,419

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Schedule of Investments.

The tables below reflect the effect of derivative instruments on the Statement of Operations for the period ended April 30, 2021.

AMOUNT OF REALIZED GAIN ON DERIVATIVES TRANSACTIONS
	FORWARD CURRENCY CONTRACTS	FUTURES CONTRACTS	PURCHASED OPTIONS	WRITTEN OPTIONS	TOTAL
U.S. Hedged Equity Fund
Equity contracts	$—	$—	$(27,201)	$8,104,655	$8,077,454

Diversified Alternatives Fund
Commodity contracts	—	(38,984,967)	—	44,409,683	5,424,716
Equity contracts	—	(1,274,074)	(171,161)	4,500,792	3,055,557
Foreign exchange contracts	(116,329)	(2,116,236)	(380,948)	3,320,663	707,150
Interest rate contracts	—	(4,799)	—	839	(3,960)

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Financial Statements	April 30, 2021 (Unaudited)

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FORWARD CURRENCY CONTRACTS	FUTURES CONTRACTS	PURCHASED OPTIONS	WRITTEN OPTIONS	TOTAL
U.S. Hedged Equity Fund
Equity contracts	$—	$—	$(1,100)	$(115,812)	$(116,912)

Diversified Aternatives Fund
Commodity contracts	—	6,150	—	(305,879)	(299,729)
Equity contracts	—	(689,779)	(26,881)	28,965	(687,695)
Foreign exchange contracts	(757,843)	3,519	(76,393)	(359,639)	(1,190,356)
Interest rate contracts	—	2,532	—	(122)	2,410

A reverse repurchase agreement is the sale by a fund of a security to a party for a specified price, with the simultaneous agreement by the fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to a fund. In such situations, a fund may incur losses as a result of a possible decline in the value of the underlying security during the period while a fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. The Funds will segregate assets determined to be liquid by the Adviser or otherwise cover its obligation under the reverse repurchase agreement.

(b) Offsetting on the Statement of Assets and Liabilities. Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. The International Swap and Derivative Association agreements specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

High Yield Reinsurance Fund

	GROSS AMOUNT OF RECOGNIZED LIABILITIES	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
LIABILITIES:				FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
Reverse Repurchase Agreements	$5,000,001	$—	$5,000,001	$—	$(5,000,001)	$—
	$5,000,001	$—	$5,000,001	$—	$(5,000,001)	$—

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Financial Statements	April 30, 2021 (Unaudited)

Diversified Alternatives Fund

	GROSS AMOUNT OF RECOGNIZED LIABILITIES	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
ASSETS:				FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
Forward Currency Contracts	$420,890	$—	$420,890	$(420,890)	$—	$—
Purchased Options	24,260	—	24,260	(24,260)	—	—
	$445,150	$—	$445,150	$(445,150)	$—	$—

LIABILITIES:				FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
Forward Currency Contracts	$1,430,180	$—	$1,430,180	$(420,890)	$(1,009,290)	$—
	$1,430,180	$—	$1,430,180	$(420,890)	$(1,009,290)	$—

(c) Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(d) Indemnifications. In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

(e) Federal Income Taxes. The Funds qualify and intend to continue to qualify as “regulated investment companies” (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As RICs, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Reverse Repurchase Agreements. The Funds intend to enter into reverse repurchase agreements with banks and brokers, with the Funds as the initial seller of securities to the banks or brokers. In this case, a reverse repurchase agreement involves a sale by a fund of portfolio securities concurrently with an agreement by a fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, an individual fund continues to receive principal and interest payments on the securities.

If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the fund’s right to repurchase the securities. Furthermore, in that situation a fund may be unable to recover the securities it sold in connection with a reverse repurchase agreement and as a result would realize a loss equal to the difference between the value of the securities and the payment it received for them. This loss would be greater to the extent the buyer paid less than the value of the securities the fund sold to it (e.g., a buyer may only be willing to pay $95 for a security with a market value of $100). A fund’s use of reverse repurchase agreements also subjects the fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as OTC derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Reverse repurchase agreements and dollar rolls are not considered borrowings by a fund for purposes of the fund’s fundamental investment restriction on borrowings if the fund covers its obligations under these transactions or maintains liquid assets equal in value to its obligations in respect of these transactions.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Financial Statements	April 30, 2021 (Unaudited)

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity is as follows:

High Yield Reinsurance Fund

REVERSE REPURCHASE AGREEMENTS	OVERNIGHT AND CONTINUOUS	UP TO 30 DAYS	30-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Event Linked Bonds	$—	$5,000,001	$—	$—	$5,000,001
Total	$—	$5,000,001	$—	$—	$5,000,001

(g) Event-Linked Bonds. Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) and/or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the High Yield Reinsurance Fund or the Diversified Alternatives Fund may lose all or a portion of its principal and forgo additional interest. In this regard, event-linked bonds typically have a special condition that states that if the sponsor suffers a loss from a particular pre-defined catastrophe or other event that results in physical and/or economic loss, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if the High Yield Reinsurance Fund or the Diversified Alternatives Fund holds a bond that covers a sponsor’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such sponsor, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis for the specified duration of the bond, as long as the trigger event(s) does not occur. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond, as long as the trigger event(s) does not occur. The High Yield Reinsurance Fund may invest in event-linked bonds directly or indirectly through certain derivative instruments. The High Yield Reinsurance Fund or the Diversified Alternatives Fund may pursue other types of event-linked derivative strategies using derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events may include hurricanes, earthquakes and weather-related phenomena, non-natural catastrophes, such as plane crashes, or other events resulting in a specified level of physical or economic loss, such as mortality or longevity.

(h) Quota Share Notes. Investments in Quota Share Notes provide exposure to a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the High Yield Reinsurance Fund or the Diversified Alternatives Fund, as a holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

(i) Excess of Loss Notes. Excess of Loss Notes provide exposure to a form of reinsurance pursuant to which one party (typically an insurer or reinsurer) purchases protection against losses that exceed a specified threshold up to a set limit. For example, under such an arrangement, an insurer may have a book of business with $6 billion of total risk in respect of large, catastrophic losses. The insurer can purchase per-occurrence excess-of-loss reinsurance protection from an SPV for 40% of single-event losses the insurer suffers between $4 billion and $5 billion by paying the SPV a fixed premium. In this example, if the insurer suffered a loss of $5 billion due to one event, it would cover the first $4 billion itself (the amount it retained) and file a reinsurance claim with the SPV to pay 40% of the further $1 billion in losses (i.e., $400 million) and pay the remaining $600 million itself. If the insurer had losses of $6 billion, it would cover the first $4 billion itself, look to the SPV to pay 40% of $1 billion (again paying the $600 million itself) and would further retain the obligation to pay the additional $1 billion that exceeds the reinsurance coverage. The “trigger” for this type of reinsurance contract would be losses in excess of the specified amount.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Financial Statements	April 30, 2021 (Unaudited)

(j) ILW Notes. ILW Notes provide exposure to a transaction through which one party (typically, an insurance company or reinsurance company, or a reinsurance-related asset manager) purchases protection based on the total loss arising from a catastrophic event to the entire insurance industry rather than the losses of any particular insurer. For example, the buyer of a “$100 million limit U.S. Wind ILW attaching at $20 billion” will pay an upfront premium to a protection writer (i.e., the reinsurer or an SPV) and in return will receive $100 million if total losses to the insurance industry from a single U.S. hurricane exceed $20 billion. The industry loss ($20 billion in this case) is often referred to as the “trigger” and is reported by an independent third party after an event has occurred. The amount of protection offered by the contract ($100 million in this case) is referred to as the “limit.” ILW Notes could also provide exposure to transactions linked to an index not linked to insurance industry losses, such as wind speed or earthquake magnitude and location. The High Yield Reinsurance Fund or the Diversified Alternatives Fund, as a holder of an ILW Note, would be entitled to a return linked to the premium paid by the sponsor and the occurrence or non-occurrence of the trigger event.

(k) Distributions to Shareholders. The Funds intend to distribute to their shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date. The Funds each may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(l) Foreign Securities and Currency Transactions. The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e, market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The High Yield Reinsurance Fund may invest in reinsurance-related securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the High Yield Reinsurance Fund will normally invest a significant amount of its assets in non-U.S. entities. Accordingly, the High Yield Reinsurance Fund may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the High Yield Reinsurance Fund invests may be sponsored by non-U.S. insurers that are not subject to the same regulation as that to which U.S. ceding insurers are subject. Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting and/or risk-retention requirements. The High Yield Reinsurance Fund’s investments will consist primarily of event-linked bonds, Quota Share Notes, Excess of Loss Notes and ILW Notes that provide the High Yield Reinsurance Fund with contractual rights under the terms of the bond issuance. While the contractual rights of such instruments are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the United States. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the High Yield Reinsurance Fund’s investments in foreign securities. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the High Yield Reinsurance Fund’s assets.

If the Funds invest in foreign issuers by purchasing American Depositary Receipts (“ADRs”) (U.S. dollar-denominated depositary receipts issued generally by banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or over-the counter in the United States), the Funds are exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

(m) Allocation of Income, Expenses, Gains/Losses. Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each fund are allocated daily to each share class based upon the ratio of net assets represented by each class as a percentage of the net assets of each fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated based on average net assets, with the exception of 12b-1 fees, which are expensed at 0.15% of average daily net assets of the Class M shares.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Financial Statements	April 30, 2021 (Unaudited)

(n) Other. Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

(o) Restricted Securities. The Funds may invest a substantial portion of their assets in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid.

(p) REIT Distributions. The character of distributions received from real estate investment trusts (“REITs”) held by the Funds is generally made up of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(q) COVID-19. The COVID-19 pandemic, which began in December 2019 and has spread worldwide, has caused many governments to implement measures to slow the spread of the outbreak through quarantines, travel restrictions, heightened border scrutiny and other measures. The outbreak and government measures taken in response have also had a significant impact, both directly and indirectly, on businesses and commerce, as worker shortages have occurred, supply chains have been disrupted, production has been suspended and demand for certain goods and services, such as medical services and supplies, has spiked, while demand for other goods and services, such as travel, has fallen. The impact of the COVID-19 pandemic has adversely affected the economies of many nations and the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. The COVID-19 crisis has also exacerbated other pre-existing political, social and economic risks in certain countries or globally. Other public health crises that may arise in the future could have similar or other unforeseen effects. The duration of the COVID-19 outbreak or any such future outbreak and its effects cannot be determined with certainty. The COVID-19 outbreak has led, and in the future the COVID-19 outbreak or other future public health crises could lead, to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Funds’ investments and financial results.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made because the Funds intend to be taxed as RICs and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.

For the year ended October 31, 2020, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	TOTAL DISTRIBUTABLE EARNINGS/(LOSS)	PAID IN CAPITAL
High Yield Reinsurance Fund	$26,232	$(26,232)
U.S. Hedged Equity Fund	1,766	(1,766)
Diversified Alternatives Fund	(560,367)	560,367

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Financial Statements	April 30, 2021 (Unaudited)

These differences primarily relate to realized foreign currency gains/(losses), investments in passive foreign investment companies and controlled foreign corporations, and non-deductible excise taxes paid.

	HIGH YIELD REINSURANCE FUND	U.S. HEDGED EQUITY FUND	DIVERSIFIED ALTERNATIVES FUND
Tax cost of Investments	$1,058,762,348	$57,936,828	$24,116,925
Unrealized Appreciation	24,649,567	20,888	575,906
Unrealized Depreciation	(65,099,243)	—	(594,757)
Net unrealized appreciation (depreciation)	(40,449,676)	20,888	(18,851)
Undistributed OI	16,555,241	816,245	520,371
Undistributed LTG / CLCO	(85,951,132)	(8,344,207)	—
Distributable earnings	(69,395,891)	(7,527,962)	520,371
Other accumulated gain/(loss)	5,651,124	(215,192)	—
Total accumulated gain/(loss)	$(104,194,443)	$(7,722,266)	$501,520

The tax character of distributions paid during the period ended October 31, 2020 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
High Yield Reinsurance Fund	$54,271,775	$—	$—	$54,271,775
U.S. Hedged Equity Fund	352,775	705,138	—	1,057,913
Diversified Alternatives Fund	—	—	—	—

Each of the Funds designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the funds related to net capital gain to zero for the tax year ended October 31, 2020.

The tax character of distributions paid during the period ended October 31, 2019 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
High Yield Reinsurance Fund	$47,180,243	$—	$—	$47,180,243
U.S. Hedged Equity Fund	1,000,181	149,565	—	1,149,746
Diversified Alternatives Fund	—	—	—	—

As of October 31, 2020 certain Funds have tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
High Yield Reinsurance Fund	$(6,440,631)	$(79,510,501)	$(85,951,132)
U.S. Hedged Equity Fund	(3,081,404)	(5,477,995)	(8,559,399)
Diversified Alternatives Fund	—	—	—

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended October 31, 2020, or for any other tax years which are open for exam. As of October 31, 2020, open tax years include the periods ended October 31, 2018, 2019 and 2020. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2020, the Funds did not incur any interest or penalties.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Financial Statements	April 30, 2021 (Unaudited)

4. Agreements

(a) Investment Management Agreement. The Adviser is the Funds’ investment adviser and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Funds.

As compensation for its services, the Adviser is paid by the High Yield Reinsurance Fund a fee, computed daily and paid monthly in arrears, at the annual rate of 1.50% of the Fund’s average daily net assets. As compensation for its services, the Adviser is paid by the U.S. Hedged Equity Fund a fee, computed daily and paid monthly in arrears, at the annual rate of 0.50% of the Fund’s average daily net assets. As compensation for its services, the Adviser is paid by the Diversified Alternatives Fund a fee, computed daily and paid monthly in arrears, at the annual rate of (i) 0.00% of the Fund’s average daily net assets invested in any other fund advised by the Adviser and (ii) 1.50% of the Fund’s average daily net assets invested in other investments.

Through February 28, 2022 for the High Yield Reinsurance Fund and the U.S. Hedged Equity Fund, the Adviser has agreed to waive its advisory fee and/or pay or otherwise bear operating and other expenses of the Funds or classes thereof (excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Funds’ business, collectively, the (“Excluded Expenses”)) solely to the extent necessary to limit the Funds’ total annual fund operating expenses, other than the Excluded Expenses, to 1.65% for Class I shares and 1.80% for Class M shares of the High Yield Reinsurance Fund and 0.50% for the Class I shares and 0.65 % for the Class M shares of the U.S. Hedged Equity Fund. Through May 7, 2022 for the Diversified Alternatives Fund, the Adviser has agreed to waive its advisory fee and/or pay or otherwise bear operating and other expenses of the Fund or classes thereof (excluding the Fund’s investment management fee, financial intermediary fees and expenses (including shareholder servicing fees and expenses, sub-transfer agency servicing fees and expenses and fees and expenses for custodial services rendered to shareholders), brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest payments on borrowed funds, loan servicing fees, loan collection and administration fees and expenses; interest and commitment fees; short dividend expense; acquired fund fees and expenses; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded SRDAX Expenses”)) solely to the extent necessary to limit the Diversified Alternatives Fund’s total annual fund operating expenses, other than Excluded SRDAX Expenses, to 0.40% for the Class I and Class J shares of the Diversified Alternatives Fund (prior to January 22, 2021, 0.55% for the Class J shares, previously Class M shares, of the Diversified Alternatives Fund). With respect to each Fund, the Adviser is permitted to recoup in later periods expenses attributable to a Class that the Adviser has paid or otherwise borne (whether through reduction of its advisory fee or otherwise) to the extent that the expenses for the Class of shares fall below the annual limitation rate in effect at the time of the actual waiver/reimbursement and to the extent that they do not cause the Class to exceed the annual rate in effect at the time of the recoupment. However, the Adviser shall not be, and under the expense limitation agreements that were in place during the period covered by this report the Adviser was not, permitted to recoup any such fees or expenses beyond three years from the month end in which the Adviser reduced a fee or reimbursed an expense. The Adviser has waived and recouped amounts as disclosed in each Fund’s Statement of Operations. As of April 30, 2021, the remaining amount of waived fees subject to be recouped in future years are as follows:

FUND	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2021)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2022)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2023)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2024)
High Yield Reinsurance Fund	$282,235	$219,235	$480,007	$171,390
U.S. Hedged Equity Fund	—	1,614	650,643	196,474
Diversified Alternatives Fund	—	—	437,347	556,284

(b) Custodian, Administrator and Transfer Agent The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Transfer Agent”), an affiliate of U.S. Bank, N.A.

(c) Distributor ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Financial Statements	April 30, 2021 (Unaudited)

5. Distribution and Service Arrangements

Financial intermediaries may provide varying investment products, programs, platforms and accounts for the benefit of shareholders. Such intermediaries generally charge fees in connection with a variety of services, which may include (i) personal and account maintenance services, sub-transfer agency services and custodial services rendered to shareholders who are customers of the intermediary, including electronic transmission and processing of orders, electronic fund transfers between shareholders and the relevant Fund, reinvestment of distributions, settlement and reconciliation of transactions, liaising with the Transfer Agent, facilitation of electronic delivery to shareholders of Fund documentation, monitoring shareholder accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and other similar services (fees for such services, “servicing fees”) and/or (ii) activities or expenses primarily intended to result in the sale of shares (fees for such services, if any, “distribution fees” and, together with servicing fees, “intermediary fees”). Such fees may be based on the number of accounts or may be a percentage of the average value of accounts for which the intermediary provides services, and are intended to compensate intermediaries for their provision of services of the type that would be provided by the Transfer Agent or other service providers if the shares were registered on the books of the relevant Fund. The Funds do not believe that any portion of fees currently paid to financial intermediaries are distribution fees.

For the High Yield Reinsurance Fund and U.S. Hedged Equity Fund, intermediary fees may be paid pursuant to a Distribution Plan (“12b-1 Plan”) adopted by each Fund with respect to its Class M shares, at the maximum annual rate of 0.15% of each Fund’s average daily net assets attributable to Class M. These fees are paid out of each Fund’s Class M shares’ assets on an ongoing basis and may be administered or facilitated by the Distributor. Because Rule 12b-1 fees are paid out of each Fund’s Class M shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The Adviser performs certain services and incurs certain expenses through its employees who are registered representatives of a broker-dealer with respect to the promotion of each Fund’s Class M shares and the Adviser also performs certain services in connection with the servicing of shareholders. If amounts remain from the Rule 12b-1 fees after the intermediaries have been paid, such amounts may be used to compensate the Adviser for the services it provides and for the expenses it bears. The Distributor does not retain any portion of the Rule 12b-1 fees. To the extent that there are expenses associated with shareholder services that exceed the amounts payable pursuant to the 12b-1 Plan, the Class M shares of each Fund will bear such expenses. For Class I shares of each Fund, the Adviser pays all intermediary fees.

For the Diversified Alternatives Fund, intermediary fees may be paid out of the Fund’s Class J shares’ assets on an ongoing basis. Because these intermediary fees are paid out of the Fund’s Class J shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges. For Class J shares, the Adviser pays a portion of the intermediary fees, and the Class J shares bear the remainder. For Class I shares, the Adviser pays all intermediary fees.

6. Offering Costs

Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin and are then amortized to expense over twelve months on a straight-line basis. Certain offering costs have been advanced by the Adviser, which were recovered in the first year of the Diversified Alternatives Fund’s operations, and are $101,723. The remaining offering costs will be paid by the Diversified Alternatives Fund and are $141,166. The total amount of the offering costs incurred by the Fund was $242,889.

7. Related Parties

Certain officers of the Trust are also employees of the Adviser. The officers, with the exception of the Chief Compliance Officer, are not compensated by the Trust. The Trust pays a portion of the Chief Compliance Officer’s salary.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Financial Statements	April 30, 2021 (Unaudited)

8. Investment Transactions

For the period ended April 30, 2021, aggregate purchases and sales of securities (excluding short-term securities) by the Funds were as follows:

	HIGH YIELD REINSURANCE FUND	U.S. HEDGED EQUITY FUND	DIVERSIFIED ALTERNATIVES FUND
Purchases	$449,365,657	$36,782	$8,183,548
Sales	192,905,040	—	—
U.S. Government Security Purchases	—	—	—
U.S. Government Security Sales	—	—	—

9. Capital Share Transactions

HIGH YIELD REINSURANCE FUND - CLASS I	PERIOD ENDED APRIL 30, 2021	YEAR ENDED OCTOBER 31, 2020
Shares sold	39,696,042	39,593,134
Shares issued to holders in reinvestment of dividends	2,199,865	3,428,972
Shares redeemed	(11,930,862)	(33,703,726)
Net increase in shares	29,965,045	9,318,380
Shares outstanding:
Beginning of period	95,436,102	86,117,722
End of period	125,401,147	95,436,102

HIGH YIELD REINSURANCE FUND - CLASS M
Shares sold	5,446,733	2,979,207
Shares issued to holders in reinvestment of dividends	392,392	578,919
Shares redeemed	(1,435,643)	(3,919,024)
Net increase (decrease) in shares	4,403,482	(360,898)
Shares outstanding:
Beginning of period	12,168,932	12,529,830
End of period	16,572,414	12,168,932

U.S. HEDGED EQUITY FUND - CLASS I
Shares sold	444,889	2,708,550
Shares issued to holders in reinvestment of dividends	53,768	82,461
Shares redeemed	(2,233,569)	(11,795,477)
Net decrease in shares	(1,734,912)	(9,004,466)
Shares outstanding:
Beginning of period	5,118,790	14,123,256
End of period	3,383,878	5,118,790

U.S. HEDGED EQUITY FUND - CLASS M
Shares sold	1,772	5,533
Shares issued to holders in reinvestment of dividends	4,338	6,996
Shares redeemed	(17,891)	(1,007,221)
Net decrease in shares	(11,781)	(994,692)
Shares outstanding:
Beginning of period	252,442	1,247,134
End of period	240,661	252,442

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Financial Statements	April 30, 2021 (Unaudited)

DIVERSIFIED ALTERNATIVES FUND - CLASS I(1)	PERIOD ENDED APRIL 30, 2021	YEAR ENDED OCTOBER 31, 2020
Shares sold	8,095,942	3,992,118
Shares sold in connection with acquisition(2)	7,127,166	—
Shares issued to holders in reinvestment of dividends	77,113	—
Shares redeemed	(1,771,507)	(2,047,987)
Net increase in shares	13,528,714	1,944,131
Shares outstanding:
Beginning of period	1,944,131	—
End of period	15,472,845	1,944,131

DIVERSIFIED ALTERNATIVES FUND - CLASS J(1)
Shares sold	13,476	500
Shares issued to holders in reinvestment of dividends	29	—
Shares redeemed	(483)	—
Net increase in shares	13,022	500
Shares outstanding:
Beginning of period	500	—
End of period	13,522	500

(1)	Commenced operations on May 1, 2020.
(2)	On February 5, 2021, the Diversified Alternatives Fund acquired the Stone Ridge All Asset Variance Risk Premium Fund.

10. Transactions with Affiliate

The following issuers may be deemed to be affiliated with the Funds during the period ended April 30, 2021. As defined in Section (2)(a)(3) of the 1940 Act; such issuers are:

DIVERSIFIED ALTERNATIVES FUND(1)
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM—CLASS I
November 1, 2020 Balance
Shares	1,410,317
Cost	$12,595,802
Additions
Shares	8,549,789
Cost	$78,010,000
Reductions
Shares	—
Cost	$—
April 30, 2021 Balance
Shares	9,960,106
Cost	$90,605,802
Value	$90,138,959
Dividend Income	$1,321,893
Realized Gain/(Loss)	$—
Change in Unrealized Appreciation	$(958,781)

(1)	The Diversified Alternatives Fund is not paying advisory fees on its holdings of the High Yield Reinsurance Fund as the Adviser is paid an advisory fee from the High Yield Reinsurance Fund.

11. Financing Facility

The High Yield Reinsurance Fund obtains leverage through a 29-day rolling facility (the “Facility”). The Facility, when drawn, is secured by the Fund’s assets, particularly catastrophe bonds which are posted as collateral. The Facility’s maximum withdraw capacity is $75,000,000.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Notes to Financial Statements	April 30, 2021 (Unaudited)

Through the period ended April 30, 2021, the High Yield Reinsurance Fund’s maximum borrowing was $30,120,352 and average borrowing was $8,038,366. This borrowing resulted in interest expenses of $60,095 at a weighted average interest rate of 1.63% and is included in the High Yield Reinsurance Fund’s Statement of Operations. As of April 30, 2021, the High Yield Reinsurance Fund had an outstanding balance of $5,000,000.

The Funds may obtain leverage through borrowings in seeking to achieve their investment objectives. The Funds share an umbrella line of credit with a maximum withdrawal capacity of the lesser of 33.3% the net market value of collateral posted by a fund with secured line of credit, 33.3% of net assets for a fund with an unsecured line of credit, or $75,000,000 across all funds provided, further, that no more than $15,000,000 can be outstanding under the unsecured line of credit. For the High Yield Reinsurance Fund and the Diversified Alternatives Fund, the umbrella line of credit takes the form of a secured loan agreement, which is effective November 28, 2017 – October 23, 2021.

For the U.S. Hedged Equity Fund the umbrella line of credit takes the form of an unsecured loan agreement, which is effective June 6, 2018 - October 23, 2021. During the period ended April 30, 2021, the U.S. Hedged Equity Fund’s maximum borrowing was $143,000 and average borrowing was $143,000. This borrowing resulted in interest expenses of $9 at a weighted average interest rate of 2.25%. These amounts are included in Interest Expense on the U.S. Hedged Equity Fund’s Statement of Operations. As of April 30, 2021, the Fund did not have an outstanding loan balance.

12. Subsequent Events Evaluation

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were available to be issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Expense Examples (Unaudited)

As a shareholder of the Stone Ridge Funds (each a “Fund”, together the “Funds”), you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees, and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 through April 30, 2021.

Actual Expenses

The first line on each table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Funds’ transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line on each table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each share class of the Funds and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2020	ENDING ACCOUNT VALUE APRIL 30, 2021	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2020 – APRIL 30, 2021
Actual	$1,000.00	$1,010.70	$8.38
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.46	$8.40

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.68%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2020	ENDING ACCOUNT VALUE APRIL 30, 2021	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2020 – APRIL 30, 2021
Actual	$1,000.00	$1,008.90	$9.12
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.72	$9.15

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.83%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Expense Examples (Unaudited)

Stone Ridge U.S. Hedged Equity Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2020	ENDING ACCOUNT VALUE APRIL 30, 2021	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2020 – APRIL 30, 2021
Actual	$1,000.00	$1,175.00	$2.70
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.32	$2.51

*	Expenses are equal to the share class’s annualized six-month expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge U.S. Hedged Equity Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2020	ENDING ACCOUNT VALUE APRIL 30, 2021	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2020 – APRIL 30, 2021
Actual	$1,000.00	$1,175.10	$3.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.57	$3.26

*	Expenses are equal to the share class’s annualized six-month expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Diversified Alternatives Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2020	ENDING ACCOUNT VALUE APRIL 30, 2021	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2020 – APRIL 30, 2021
Actual	$1,000.00	$1,037.70	$8.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.46	$8.40

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.68%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Diversified Alternatives Fund — Class J

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2020	ENDING ACCOUNT VALUE APRIL 30, 2021	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2020 – APRIL 30, 2021
Actual	$1,000.00	$1,035.20	$10.45
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.53	$10.34

*	Expenses are equal to the share class’s annualized six-month expense ratio of 2.07%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the fiscal year ended October 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
High Yield Fund	0.00%
U.S. Hedged Equity Fund	0.00%
Diversified Alternatives Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year October 31, 2020 was as follows:

PERCENTAGES
High Yield Fund	0.00%
U.S. Hedged Equity Fund	0.00%
Diversified Alternatives Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows.

PERCENTAGES
High Yield Fund	0.00%
U.S. Hedged Equity Fund	6.65%
Diversified Alternatives Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Section 871(k)(1)(C) for each Fund were as follows.

PERCENTAGES
High Yield Fund	0.00%
U.S. Hedged Equity Fund	98.51%
Diversified Alternatives Fund	0.00%

Shareholders should not use the above information to prepare their tax returns. Since the Funds’ fiscal year is not the calendar year, another notification is available with respect to calendar year 2020. Such notification, which reflects the amount to be used by calendar year taxpayers on their Federal income tax returns, was made in conjunction with shareholder year-end tax reporting and was made available in February 2021. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.

2. Availability of Quarterly Portfolio Holdings Schedules

The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ filings on Part F of Form N-PORT are available without charge on the SEC’s website, www.sec.gov, or upon request by calling 1.855.609.3680.

3. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

4. Liquidity Risk Management Program

The Funds have adopted a liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the 1940 Act for the purpose of assessing and managing the Funds’ liquidity risk, which is the risk that the a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Additional Information (Unaudited)

Fund. The Board has designated the Adviser to administer the Program, and the Adviser has established a Liquidity Risk Management Committee to be responsible for the Program’s operation. Under the Program, the Liquidity Risk Management Committee manages the Funds’ liquidity risk by monitoring the liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools available to the Funds for meeting shareholder redemptions, among other means.

From December 1, 2018 through March 31, 2021, the Program supported the Funds’ ability to honor redemption requests timely and the Adviser’s management of the Funds’ liquidity risk. There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

Stone Ridge Funds	Semi-Annual Report	April 30, 2021

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

220 South 6th Street

Minneapolis, MN 55402

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

ALPS Distributors, Inc.

1290 Broadway Suite 1000

Denver, CO 80203

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC,

doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Stone Ridge Funds P.O. Box 701 Milwaukee, WI 53201-0701 855-609-3680 www.stoneridgefunds.com	SQSEMI

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s President and Treasurer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust

By (Signature and Title) /s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 7/6/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 7/6/21

By (Signature and Title) /s/ Anthony Zuco
Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date 7/6/21